Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 27, 2012 Common stock	Jan. 27, 2012 Class B convertible common stock
Entity Registrant Name	IAC/INTERACTIVECORP
Entity Central Index Key	0000891103
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 3,079,546,221
Entity Common Stock, Shares Outstanding			75,481,373	5,789,499
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 704,153	$ 742,099
Marketable securities	165,695	563,997
Accounts receivable, net of allowance of $7,309 and $8,848, respectively	177,030	119,581
Other current assets	112,255	118,308
Total current assets	1,159,133	1,543,985
Property and equipment, net	259,588	267,928
Goodwill	1,358,524	989,493
Intangible assets, net	378,107	245,044
Long-term investments	173,752	200,721
Other non-current assets	80,761	81,908
TOTAL ASSETS	3,409,865	3,329,079
LIABILITIES:
Accounts payable, trade	64,398	56,375
Deferred revenue	126,297	78,175
Accrued expenses and other current liabilities	343,490	222,323
Total current liabilities	534,185	356,873
Long-term debt	95,844	95,844
Income taxes payable	450,533	475,685
Deferred income taxes	302,213	270,501
Other long-term liabilities	16,601	20,239
Redeemable noncontrolling interests	50,349	59,869
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	11,280,173	11,047,884
Accumulated deficit	(477,785)	(652,018)
Accumulated other comprehensive (loss) income	(12,443)	17,546
Treasury stock 167,342,069 and 153,663,130 shares, respectively	(8,885,146)	(8,363,586)
Total IAC shareholders' equity	1,905,049	2,050,068
Noncontrolling interests	55,091
Total shareholders' equity	1,960,140	2,050,068
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,409,865	3,329,079
Common stock
SHAREHOLDERS' EQUITY:
Common stock	234	226
Class B convertible common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 16	$ 16

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance (in dollars)	$ 7,309	$ 8,848
Treasury stock, shares	167,342,069	153,663,130
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	234,100,950	225,873,751
Common stock, outstanding shares	77,126,881	84,078,621
Class B convertible common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	16,157,499	16,157,499
Common stock, outstanding shares	5,789,499	4,289,499

CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 2,059,444	$ 1,636,815	$ 1,346,695
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	761,244	593,816	429,849
Selling and marketing expense	614,174	492,206	463,439
General and administrative expense	328,728	316,500	282,393
Product development expense	78,760	65,097	57,843
Depreciation	56,719	63,897	61,391
Amortization of intangibles	22,057	27,472	157,031
Amortization of non-cash marketing			15,868
Goodwill impairment		28,032	916,868
Total costs and expenses	1,861,682	1,587,020	2,384,682
Operating income (loss)	197,762	49,795	(1,037,987)
Equity in losses of unconsolidated affiliates	(36,300)	(25,676)	(14,014)
Other income (expense), net	10,060	(1,433)	105,002
Earnings (loss) from continuing operations before income taxes	171,522	22,686	(946,999)
Income tax benefit (provision)	4,047	(32,079)	(9,474)
Earnings (loss) from continuing operations	175,569	(9,393)	(956,473)
Gain on Liberty Exchange		140,768
Loss from discontinued operations, net of tax	(3,992)	(37,023)	(23,439)
Net earnings (loss)	171,577	94,352	(979,912)
Net loss attributable to noncontrolling interests	2,656	5,007	1,090
Net earnings (loss) attributable to IAC shareholders	174,233	99,359	(978,822)
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 2.05	$ (0.04)	$ (6.89)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 1.89	$ (0.04)	$ (6.89)
Basic earnings (loss) per share (in dollars per share)	$ 2.01	$ 0.93	$ (7.06)
Diluted earnings (loss) per share (in dollars per share)	$ 1.85	$ 0.93	$ (7.06)
Non-cash compensation expense by function:
Total non-cash compensation expense	88,588	84,280	70,081
Cost of revenue
Non-cash compensation expense by function:
Total non-cash compensation expense	5,359	4,510	3,137
Selling and marketing expense
Non-cash compensation expense by function:
Total non-cash compensation expense	4,807	4,228	3,191
General and administrative expense
Non-cash compensation expense by function:
Total non-cash compensation expense	70,894	69,082	58,905
Product development expense
Non-cash compensation expense by function:
Total non-cash compensation expense	$ 7,528	$ 6,460	$ 4,848

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net earnings (loss)	$ 171,577	$ 94,352	$ (979,912)
Other comprehensive (loss) income:
Change in foreign currency translation adjustment (net of tax benefit of $4,711 in 2010 and tax provision of $2,186 in 2009)	(49,438)	(4,504)	15,289
Change in net unrealized gains (losses) on available-for-sale securities (net of tax provision of $5,460 in 2011,tax benefit of $1,555 in 2010 and tax provision of $1,440 in 2009)	11,212	(2,720)	7,405
Total other comprehensive (loss) income	(38,226)	(7,224)	22,694
Comprehensive income (loss)	133,351	87,128	(957,218)
Comprehensive loss attributable to noncontrolling interests	10,893	5,274	719
Comprehensive Income (Loss) attributable to IAC shareholders	$ 144,244	$ 92,402	$ (956,499)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Change in foreign currency translation adjustment, tax provision (benefit)		$ (4,711)	$ 2,186
Change in net unrealized gains (losses) on available-for-sale securities, tax provision (benefit)	$ 5,460	$ (1,555)	$ 1,440

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests	Common stock	Class B convertible common stock Common Stock
Balance at Dec. 31, 2008	$ 4,046,671	$ 10,731,149	$ 227,445	$ 2,180	$ (6,914,329)		$ 210	$ 16
Balance (in shares) at Dec. 31, 2008							210,217	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) attributable to IAC shareholders for the year	(978,822)		(978,822)
Net (income) attributable to noncontrolling interests	1,090
Net earnings (loss) for the year	(978,822)
Other comprehensive (loss) income, net of tax	22,323			22,323
Non-cash compensation expense	69,629	69,629
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	7,431	7,430					1
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)							834
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	(11,737)	(11,737)
Issuance of common stock upon the exercise of warrants	152,694	152,682					12
Issuance of common stock upon the exercise of warrants (in shares)							11,607
Settlement of vested stock-based awards denominated in subsidiaries' equity, net of tax	(10,044)	(10,044)
Spin-off of HSNi, ILG, Ticketmaster and Tree.com to shareholders	4,052	4,052
Purchase of treasury stock	(554,203)				(554,203)
Fair value of redeemable noncontrolling interests adjustment	(1,033)	(1,033)
Balance at Dec. 31, 2009	2,746,961	10,942,128	(751,377)	24,503	(7,468,532)		223	16
Balance (in shares) at Dec. 31, 2009							222,658	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) attributable to IAC shareholders for the year	99,359		99,359
Net (income) attributable to noncontrolling interests	5,007
Net earnings (loss) for the year	99,359
Other comprehensive (loss) income, net of tax	(6,957)			(6,957)
Non-cash compensation expense	85,048	85,048
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	30,933	30,930					3
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)							2,864
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	(12,237)	(12,237)
Settlement of vested stock-based awards denominated in subsidiaries' equity, net of tax	(44)	(44)
Settlement of vested stock-based awards denominated in subsidiary's equity, net of tax (in shares)							352
Purchase of treasury stock	(530,885)				(530,885)
Receipt of stock from Liberty Media Corporation	(364,169)				(364,169)
Fair value of redeemable noncontrolling interests adjustment	2,059	2,059
Balance at Dec. 31, 2010	2,050,068	11,047,884	(652,018)	17,546	(8,363,586)		226	16
Balance (in shares) at Dec. 31, 2010							225,874	16,157
Increase (Decrease) in Shareholders' Equity
Net earnings (loss) attributable to IAC shareholders for the year	174,233		174,233
Net (income) attributable to noncontrolling interests	2,656					(2,417)
Net earnings (loss) for the year	171,816
Other comprehensive (loss) income, net of tax	(35,258)			(29,989)		(5,269)
Noncontrolling interests related to acquisition of Meetic S.A.	64,831					64,831
Non-cash compensation expense	87,774	86,725				1,049
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes	56,736	56,731					5
Issuance of common stock upon exercise of stock options, vesting of restricted stock units and other, net of withholding taxes (in shares)							5,010
Income tax benefit (provision) related to the exercise of stock options, vesting of restricted stock units and other	28,363	28,363
Issuance of common stock upon the exercise of warrants	76,042	76,039					3
Issuance of common stock upon the exercise of warrants (in shares)							3,217
Cash dividend declared on common stock	(14,399)	(11,296)				(3,103)
Purchase of treasury stock	(518,637)				(518,637)
Receipt of stock from Liberty Media Corporation	(2,923)				(2,923)
Fair value of redeemable noncontrolling interests adjustment	(4,273)	(4,273)
Balance at Dec. 31, 2011	$ 1,960,140	$ 11,280,173	$ (477,785)	$ (12,443)	$ (8,885,146)	$ 55,091	$ 234	$ 16
Balance (in shares) at Dec. 31, 2011							234,101	16,157

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities attributable to continuing operations:
Net earnings (loss)	$ 171,577	$ 94,352	$ (979,912)
Less: loss (earnings) from discontinued operations, net of tax	3,992	(103,745)	23,439
Earnings (loss) from continuing operations	175,569	(9,393)	(956,473)
Adjustments to reconcile earnings (loss) from continuing operations to net cash provided by operating activities attributable to continuing operations:
Non-cash compensation expense	88,588	84,280	70,081
Depreciation	56,719	63,897	61,391
Amortization of intangibles	22,057	27,472	157,031
Amortization of non-cash marketing			15,868
Goodwill impairment		28,032	916,868
Impairment of long-term investments		7,844	4,936
Deferred income taxes	(35,483)	(6,074)	27,707
Equity in losses of unconsolidated affiliates	36,300	25,676	14,014
Gain on sale of Match Europe			(132,244)
Gain on sales of investments	(1,974)	(3,989)	(28,835)
Decrease in the fair value of the derivative asset related to Arcandor AG stock			58,097
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(58,314)	(32,901)	(18,121)
Other current assets	1,287	(8,636)	6,458
Accounts payable and other current liabilities	57,228	54,188	18,825
Income taxes payable	(29,215)	76,749	109,009
Deferred revenue	48,950	19,653	14,238
Other, net	10,674	13,909	9,697
Net cash provided by operating activities attributable to continuing operations	372,386	340,707	348,547
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(278,469)	(17,333)	(85,534)
Capital expenditures	(39,954)	(39,829)	(33,938)
Proceeds from maturities and sales of marketable debt securities	584,935	763,326	229,583
Purchases of marketable debt securities	(203,970)	(838,155)	(586,274)
Proceeds from sales of investments	15,214	5,324	64,046
Purchases of long-term investments	(90,245)	(2,283)	(6,482)
Dividend received from Meetic		11,355
Other, net	(12,697)	(501)	(4,041)
Net cash used in investing activities attributable to continuing operations	(25,186)	(118,096)	(422,640)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(507,765)	(539,598)	(545,489)
Issuance of common stock, net of withholding taxes	132,785	25,939	151,933
Payment of dividends to IAC shareholders	(10,668)
Excess tax benefits from stock-based awards	22,166	14,291	796
Settlement of vested stock-based awards denominated in subsidiaries' equity			(14,331)
Liberty Exchange		(217,921)
Other, net	(8,751)	79	1,294
Net cash used in financing activities attributable to continuing operations	(372,233)	(717,210)	(405,797)
Total cash used in continuing operations	(25,033)	(494,599)	(479,890)
Total cash used in discontinued operations	(8,417)	(7,545)	(24,708)
Effect of exchange rate changes on cash and cash equivalents	(4,496)	(1,754)	5,601
Net decrease in cash and cash equivalents	(37,946)	(503,898)	(498,997)
Cash and cash equivalents at beginning of period	742,099	1,245,997	1,744,994
Cash and cash equivalents at end of period	$ 704,153	$ 742,099	$ 1,245,997

ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION
ORGANIZATION

NOTE 1—ORGANIZATION

        IAC is a leading media and internet company comprised of more than 150 brands and products, including Match.com, Ask.com, CollegeHumor.com, and CityGrid Media. Focused in the areas of search, personals, local and media, IAC's family of websites is one of largest in the world, with 1.2 billion monthly visits across more than 30 countries. IAC includes the businesses comprising its Search & Applications, Match, Local, Media and Other segments, as well as investments in unconsolidated affiliates.

        All references to "IAC," the "Company," "we," "our" or "us" in this report are to IAC/InterActiveCorp.

        During the first and second quarters of 2012, the Company renamed and realigned its reportable segments. Search was renamed "Search & Applications". The Media & Other segment was separated into a "Media" segment and an "Other" segment. The Company created a new segment called "Local" that includes HomeAdvisor (formerly ServiceMagic), which was previously reported as its own separate segment, and CityGrid Media, which was previously included in the Search & Applications segment. In addition, DailyBurn was moved from the Search & Applications segment to the Media segment and Pronto was moved from the Media & Other segment to the Search & Applications segment. Certain amounts related to the reportable segments have been reclassified to reflect the above-mentioned presentation.

Search & Applications

        Our Search & Applications segment consists of Websites and Applications. Websites includes Ask.com, Pronto and Dictionary.com, excluding downloadable applications related to the aforementioned sites. Applications includes our direct to consumer applications business (B2C) and partnership operations (B2B), as well as downloadable applications related to Ask.com and Dictionary.com.

Match

        Through the brands and businesses within our Match segment, we are a leading provider of subscription-based and advertiser-supported online personals services in the United States and various jurisdictions abroad. We provide these services through websites that we own and operate, as well as through our mobile applications. Through Match, we own an 81% stake in Meetic S.A. ("Meetic"), a European online dating company based in France. See Note 5 for additional information related to the Meetic acquisition.

Local

        Our Local segment consists of HomeAdvisor (formerly ServiceMagic) and CityGrid Media. HomeAdvisor is a leading online marketplace in the United States that connects consumers, by way of patented proprietary technologies, with home and other local service professionals, all of which are pre-screened and the majority of which are customer-rated. Through HomeAdvisor International, we operate businesses in the local lead generation space in France and the United Kingdom. CityGrid Media is an online media company that aggregates and integrates local content and advertising for distribution to publishers across web and mobile platforms.

Media

        Our Media segment consists primarily of Electus, Connected Ventures (which operates CollegeHumor Media and Notional) and Vimeo.

Other

        Our Other segment consists primarily of Shoebuy and Hatch Labs.

Discontinued Operations

        On December 1, 2010, IAC exchanged (on a tax-free basis) the stock of a wholly-owned subsidiary that held our Evite, Gifts.com and IAC Advertising Solutions businesses and $217.9 million in cash for substantially all of Liberty Media Corporation's ("Liberty") equity stake in IAC (the "Liberty Exchange"). See Note 12 for additional information related to this exchange. In addition, during the fourth quarter of 2010, InstantAction ceased operations. Evite, Gifts.com and InstantAction were previously reported in IAC's former Media & Other segment. IAC Advertising Solutions was previously reported in IAC's former Search segment through December 31, 2009 and IAC's former Media & Other segment for the year ended December 31, 2010.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation and Accounting for Investments

        The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest, whether through voting interests or variable interests. The Company's consolidated financial statements include one variable interest entity, in which the Company has a controlling financial interest through voting rights and is also the primary beneficiary. Intercompany transactions and accounts have been eliminated.

        Investments in entities in which the Company has the ability to exercise significant influence over the operating and financial matters of the investee, but does not have a controlling financial interest, are accounted for using the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence over the operating and financial matters of the investee are accounted for using the cost method. The Company evaluates each cost and equity method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. Such impairment evaluations include, but are not limited to: the current business environment, including competition; going concern considerations such as financial condition and the rate at which the investee company utilizes cash and the investee company's ability to obtain additional financing to achieve its business plan; the need for changes to the investee company's existing business model due to changing business environments and its ability to successfully implement necessary changes; and comparable valuations. If the Company has not identified events or changes in circumstances that may have a significant adverse effect on the fair value of a cost method investment, then the fair value of such cost method investment is not estimated, as it is impracticable to do so.

Accounting Estimates

        Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates and judgments including those related to the fair values of marketable securities and other investments, goodwill and indefinite-lived intangible assets, the useful lives and recovery of definite-lived intangible assets and property and equipment, the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts and other revenue related reserves, the reserves for income tax contingencies, the valuation allowance for deferred income tax assets and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

Revenue Recognition

        The Company recognizes revenue when persuasive evidence of an arrangement exists, services are rendered or merchandise is delivered to customers, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received in advance of the Company's rendering of services or delivery of merchandise.

Search & Applications

        The Search & Applications segment's revenue consists principally of advertising revenue which is generated primarily through the display of paid listings in response to search queries, as well as from advertisements appearing on its destination search websites and portals and certain third party websites and the syndication of search results generated by Ask-branded destination search websites. The Company obtains the substantial majority of its paid listings from third-party providers, primarily Google Inc. ("Google"). Paid listings are priced on a price per click and when the Company delivers a user's click to a paid listing supplied by Google, Google bills the advertiser and shares a portion of its resulting paid listing fee with the Company. The Company recognizes paid listing revenue from Google when it delivers the user's click. In cases where the user's click is generated by a third party site, the Company recognizes the amount due from Google as revenue and records the revenue share obligation to the third-party site as traffic acquisition costs.

Match

        Match's revenue consists primarily of subscription fee revenue generated from customers who subscribe to online personals services on Match.com and most of Match's other personals websites. Subscription fee revenue is recognized over the terms of the applicable subscriptions, which primarily range from one to six months. Deferred revenue at Match totaled $94.9 million and $57.4 million at December 31, 2011 and 2010, respectively. Match also earns revenue from online advertising, primarily from OkCupid, which was acquired in January 2011. Online advertising revenue is recognized every time an ad is displayed.

Local

        HomeAdvisor's lead acceptance revenue is generated and recognized when an in-network home service professional is delivered a consumer lead. HomeAdvisor's activation revenue is generated through the enrollment and activation of a new home service professional. Activation revenue is initially deferred and recognized over 24 months. Prior to 2010, the period of recognition was 36 months. The change was based on an updated estimate of the economic life of an in-network home service professional. Deferred revenue totaled $3.8 million and $5.0 million at December 31, 2011 and 2010, respectively.

        CityGrid Media's revenue is primarily generated through the sale of local and national online advertising. There are several types of internet advertisements, and the way in which advertising revenue is earned varies among them. Depending upon the terms, revenue might be earned every time a user clicks on an ad, every time an ad is displayed, or every time a user clicks-through on the ad and takes a specified action on the destination site.

Media

        Revenue of media businesses included in this segment is generated primarily through online advertising, media production and subscriptions. Online advertising revenue is recognized every time an ad is displayed or over the period earned, media production revenue is recognized based on delivery and acceptance and subscription fee revenue is recognized over the terms of the applicable subscriptions, which are one month or one year.

Other

        Shoebuy's revenue consists of merchandise sales, reduced by incentive discounts and sales returns, and is recognized when delivery to the customer has occurred. Delivery is considered to have occurred when the customer takes title and assumes the risks and rewards of ownership, which is on the date of shipment. Allowances for returned merchandise are based on historical experience. Shipping and handling fees billed to customers are recorded as revenue. The costs associated with shipping goods to customers are recorded as cost of revenue.

Cash and Cash Equivalents

        Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated treasury and government agency money market funds and commercial paper rated A2/P2 or better. Internationally, cash equivalents primarily consist of AAA prime and government money market funds and time deposits.

Marketable Securities

        The Company invests in certain marketable securities, which primarily consist of short-to-intermediate-term debt securities issued by states of the U.S. and subdivisions thereof and investment grade corporate issuers. The Company only invests in marketable securities with active secondary or resale markets to ensure portfolio liquidity and the ability to readily convert investments into cash to fund current operations, or satisfy other cash requirements as needed. From time to time, the Company may invest in marketable equity securities as part of its investment strategy. All marketable securities are classified as available-for-sale and are reported at fair value. The unrealized gains and losses on marketable securities, net of tax, are included in accumulated other comprehensive income as a separate component of shareholders' equity. The specific-identification method is used to determine the cost of securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income into earnings.

        The Company employs a methodology that considers available evidence in evaluating potential other-than-temporary impairments of its investments. Investments are considered to be impaired when a decline in fair value below the amortized cost basis is determined to be other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the issuer, and whether it is not more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis, which may be maturity. If a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded in current earnings and a new cost basis in the investment is established.

Accounts Receivable

        Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts and revenue reserves. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history, the specific customer's ability to pay its obligation to the Company and the condition of the general economy and the customer's industry. The Company writes off accounts receivable when they become uncollectible. The Company also maintains allowances to reserve for potential credits issued to customers or other revenue adjustments. The amount of these reserves are based, in part, on historical experience.

Property and Equipment

        Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

        The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation and other employee-related costs for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. The net book value of capitalized internal use software amounted to $29.2 million and $33.9 million as of December 31, 2011 and 2010, respectively.

Goodwill and Indefinite-Lived Intangible Assets

        Goodwill acquired in business combinations is assigned to the reporting unit(s) that are expected to benefit from the combination as of the acquisition date. The Company tests goodwill and indefinite-lived intangible assets for impairment annually as of October 1, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, an impairment loss equal to the excess is recorded. If the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value, an impairment loss equal to the excess is recorded. See Note 6 for discussion of impairment charges recorded in 2010 and 2009. There were no impairment charges recorded in 2011.

        The Company's reporting units are consistent with its determination of its operating segments. Goodwill is tested for impairment at the reporting unit level. The Company's operating segments, reporting units and reportable segments are as follows:

Operating Segment and Reporting Unit	Reportable Segment
IAC Search & Media	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other

        Media and Other includes other operating segments that do not have goodwill. See Note 15 for additional information regarding the Company's method of determining operating and reportable segments.

        The fair value of each of the Company's seven reporting units exceed their carrying values by more than 20% at October 1, 2011, the date of our most recent annual impairment assessment.

Long-Lived Assets and Intangible Assets with Definite Lives

        Long-lived assets, which consist of property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the period in which the economic benefits of the asset will be realized.

Fair Value Measurements

        The Company categorizes its assets and liabilities measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

  •
  Level 1: Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

  •
  Level 2: Other inputs that are observable directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair value of the Company's Level 2 financial assets is primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

  •
  Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the asset or liability. See Note 9 for a discussion of assets measured at fair value using Level 3 inputs.

        The Company's non-financial assets, such as goodwill, intangible assets and property and equipment, as well as equity and cost method investments, are measured at fair value only when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs. See Note 6 for a discussion of goodwill and intangible asset impairment charges and Note 8 for a discussion of impairment charges related to equity and cost method investments.

Traffic Acquisition Costs

        Traffic acquisition costs consist of payments made to partners who distribute our B2B customized browser-based applications, integrate our paid listings into their websites or direct traffic to our websites. These payments include amounts based on revenue share and other arrangements. The Company expenses these payments as a component of cost of revenue in the accompanying consolidated statement of operations.

Advertising Costs (excluding Amortization of Non-Cash Marketing)

        Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines and third parties that distribute our B2C downloadable applications, and offline marketing, principally television and radio advertising. Advertising expense was $497.2 million, $371.2 million and $347.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company capitalizes and amortizes the costs associated with certain distribution arrangements that require it to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our B2C operations. These fees are amortized over the estimated useful lives of the access points to the extent the Company can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.

Amortization of Non-Cash Marketing

        Amortization of non-cash marketing consists of non-cash advertising credits secured from Universal Television as part of the transaction pursuant to which Vivendi Universal Entertainment LLLP ("VUE") was created, and the subsequent transaction by which IAC sold its partnership interests in VUE (collectively referred to as the "NBC Universal Advertising"). The NBC Universal Advertising was available for television advertising on various NBC Universal network and cable channels without any cash cost. All NBC Universal Advertising credits were used prior to December 31, 2009.

Legal Costs

        Legal costs are expensed as incurred.

Income Taxes

        The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, on potential tax contingencies as a component of income tax expense.

        The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Earnings Per Share

        Basic earnings per share ("Basic EPS") is computed by dividing net earnings attributable to IAC shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Foreign Currency Translation and Transaction Gains and Losses

        The financial position and operating results of substantially all foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders' equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the consolidated statement of operations as a component of other income (expense), net.

        Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income into earnings. Such gains totaled $9.2 million during the year ended December 31, 2011 and are included in "Loss from discontinued operations, net of tax" in the accompanying consolidated statement of operations.

Stock-Based Compensation

        Stock-based compensation is measured at the grant date based on the fair value of the award and expensed over the requisite service period. See Note 14 for a further description of the Company's stock-based compensation plans.

Redeemable Noncontrolling Interests

        In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. These put and call arrangements become exercisable by the Company and the counter-party at various dates over the next five years. During 2011, one of these arrangements became exercisable. There were no put and call arrangements that became exercisable during 2010. These put arrangements are exercisable by the counter-party outside the control of the Company. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2011, 2010 and 2009, the Company recorded adjustments of $4.3 million, $(2.1) million and $1.0 million, respectively, to increase (reduce) these interests to fair value.

        Noncontrolling interests in the consolidated subsidiaries of the Company should ordinarily be reported on the consolidated balance sheet within shareholders' equity, separately from the Company's equity. However, in accordance with Accounting Standards Update ("ASU") 2009-04, "Accounting for Redeemable Equity Investments-Amendment to ASC 480-10-S99", securities that are redeemable at the option of the holder and not solely within the control of the issuer, must be classified outside of shareholders' equity. Accordingly, if redemption of the noncontrolling interests is outside the control of the Company, the interests are included in the mezzanine section of the accompanying consolidated balance sheet, outside of shareholders' equity.

        Redeemable noncontrolling interests at December 31, 2011 primarily relate to Meetic and certain operations included in the Media and Other segments. Redeemable noncontrolling interests at December 31, 2010 primarily relate to the international operations of Match and certain operations included in the Media and Other segments. Redeemable noncontrolling interests at December 31, 2009 primarily relate to certain operations included in the Media and Other segments.

Noncontrolling Interests

        Noncontrolling interests at December 31, 2011 relate to Meetic.

Certain Risks and Concentrations

        A substantial portion of the Company's revenue is attributable to online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in customer buying behavior or advertiser spending behavior could adversely affect our operating results. A significant component of the Company's revenue is attributable to a paid listing supply agreement with Google, which expires on March 31, 2016. For the years ended December 31, 2011, 2010 and 2009, revenue earned from Google was $970.4 million, $727.9 million and $561.9 million, respectively. This revenue was earned by the businesses comprising the Search & Applications segment. Accounts receivable related to revenue earned from Google totaled $105.7 million and $70.5 million at December 31, 2011 and 2010, respectively.

        The Company's business is subject to certain risks and concentrations including dependence on third party technology providers, exposure to risks associated with online commerce security and credit card fraud.

        Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.

Recent Accounting Pronouncement

        During the first quarter of 2012, the Company adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all nonowner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate, but consecutive statements and requires retrospective application of this standard. In connection with the adoption of this standard our consolidated financial statements include a separate statement of comprehensive income.

CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2011
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

NOTE 3—CONSOLIDATED FINANCIAL STATEMENT DETAILS

Other current assets

	December 31,
	2011	2010
	(In thousands)
Deferred income taxes	$41,045	$34,921
Prepaid expenses	19,769	14,560
Capitalized downloadable search toolbar costs, net	17,704	15,804
Income taxes receivable	7,728	19,831
Other	26,009	33,192

Other current assets	$112,255	$118,308

Property and equipment, net

	December 31,
	2011	2010
	(In thousands)
Buildings and leasehold improvements	$235,737	$234,328
Computer equipment and capitalized software	186,016	183,055
Furniture and other equipment	43,156	41,930
Projects in progress	7,643	2,944
Land	5,117	5,117

	477,669	467,374
Less: accumulated depreciation and amortization	(218,081)	(199,446)

Property and equipment, net	$259,588	$267,928

Other non-current assets

	December 31,
	2011	2010
	(In thousands)
Income taxes receivable	$58,870	$56,675
Other	21,891	25,233

Other non-current assets	$80,761	$81,908

Accrued expenses and other current liabilities

	December 31,
	2011	2010
	(In thousands)
Accrued employee compensation and benefits	$83,692	$56,878
Accrued revenue share expense	80,434	58,097
Accrued advertising expense	68,782	43,418
Other	110,582	63,930

Accrued expenses and other current liabilities	$343,490	$222,323

Redeemable noncontrolling interests

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Balance at January 1	$59,869	$28,180	$22,771
Noncontrolling interests related to acquisition of Meetic	36,656	—	—
Noncontrolling interests related to the acquisition of a business contributed to a consolidated Latin American venture	—	20,250	—
Noncontrolling interests created by a decrease in the ownership of a subsidiary contributed to a consolidated Latin American venture	—	15,750	—
Noncontrolling interests related to other acquisitions	—	3,333	3,561
Decrease in redeemable noncontrolling interests in a consolidated Latin American venture resulting from the acquisition of Meetic	(37,917)	—	—
Purchase of noncontrolling interests	(5,779)	—	(216)
Distribution to owners of noncontrolling interests	(1,755)	—	—
Contribution from owners of noncontrolling interests	199	79	1,750
Net loss attributable to noncontrolling interests	(239)	(5,007)	(1,090)
Change in fair value of redeemable noncontrolling interests	4,273	(2,059)	1,033
Change in foreign currency translation adjustment	(2,968)	(267)	371
Other	(1,990)	(390)	—

Balance at December 31	$50,349	$59,869	$28,180

Accumulated other comprehensive (loss) income

	December 31,
	2011	2010
	(In thousands)
Foreign currency translation adjustment, net of tax	$(25,174)	$16,027
Unrealized gains on available-for-sale securities, net of tax	12,731	1,519

Accumulated other comprehensive (loss) income	$(12,443)	$17,546

Revenue

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Service revenue	$1,932,289	$1,522,217	$1,240,787
Product revenue	127,155	114,598	105,908

Revenue	$2,059,444	$1,636,815	$1,346,695

Cost of revenue

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cost of service revenue	$666,424	$508,640	$352,824
Cost of product revenue	94,820	85,176	77,025

Cost of revenue	$761,244	$593,816	$429,849

Other income (expense), net

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Interest income	$5,205	$6,517	$10,218
Interest expense	(5,430)	(5,404)	(5,823)
Non-income tax refunds related to Match Europe	4,630	—	—
Foreign currency exchange gains, net	3,660	314	1,228
Gain on sales of investments	1,974	3,989	28,835
Impairment of long-term investments	—	(7,844)	(343)
Gain on sale of Match Europe	—	—	132,244
Impairment of shares of Arcandor AG ("ARO") stock	—	—	(4,593)
Net decrease in the fair value of the derivative asset related to ARO stock	—	—	(58,097)
Other	21	995	1,333

Other income (expense), net	$10,060	$(1,433)	$105,002

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 4—INCOME TAXES

        U.S. and foreign earnings (loss) from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
U.S.	$142,623	$20,603	$(1,046,009)
Foreign	28,899	2,083	99,010

Total	$171,522	$22,686	$(946,999)

        The components of the (benefit) provision for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current income tax provision (benefit):
Federal	$49,450	$27,271	$(23,186)
State	(26,510)	7,785	2,744
Foreign	8,496	3,097	2,209

Current income tax provision (benefit)	31,436	38,153	(18,233)

Deferred income tax (benefit) provision:
Federal	(23,293)	(7,031)	29,287
State	639	1,646	(769)
Foreign	(12,829)	(689)	(811)

Deferred income tax (benefit) provision	(35,483)	(6,074)	27,707

Income tax (benefit) provision	$(4,047)	$32,079	$9,474

        The current income tax payable was reduced by $18.0 million, $5.2 million and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, for excess tax deductions attributable to stock-based compensation. The related income tax benefits were recorded as amounts credited to additional paid-in capital or a reduction in goodwill. In addition, the current income tax payable was reduced by $4.1 million, $4.8 million and $4.3 million for the years ended December 31, 2011, 2010 and 2009, respectively, for excess tax deductions attributable to settlements of vested stock-based awards denominated in subsidiaries' equity. The related income tax benefits were recorded as amounts credited to additional paid-in-capital.

        The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is related to items for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
Accrued expenses	$25,130	$18,361
Net operating loss carryforwards	31,000	35,298
Tax credit carryforwards	10,518	12,765
Stock-based compensation	84,543	68,633
Income tax reserves, including related interest	57,016	64,191
Intangible and other assets	—	10,339
Equity method investments	12,850	—
Other	22,490	32,103

Total deferred tax assets	243,547	241,690
Less valuation allowance	(45,084)	(40,266)

Net deferred tax assets	198,463	201,424

Deferred tax liabilities:
Property and equipment	(16,264)	(16,648)
Investment in subsidiaries	(374,282)	(378,704)
Intangible and other assets	(56,597)	—
Equity method investments	—	(32,601)
Other	(11,437)	(8,124)

Total deferred tax liabilities	(458,580)	(436,077)

Net deferred tax liability	$(260,117)	$(234,653)

        Included in "Other current assets" in the accompanying consolidated balance sheet at December 31, 2011 and 2010 is a current deferred tax asset of $41.0 million and $34.9 million, respectively and included in "Other non-current assets" in the accompanying consolidated balance sheet at December 31, 2011 and 2010 is a non-current deferred tax asset of $1.4 million and $0.9 million, respectively. In addition, included in "Accrued expenses and other current liabilities" in the accompanying consolidated balance sheet at December 31, 2011 is a current deferred tax liability of $0.4 million.

        At December 31, 2011, the Company had federal and state net operating losses ("NOLs") of $35.1 million and $115.6 million, respectively. If not utilized, the federal NOLs will expire at various times between 2023 and 2031, and the state NOLs will expire at various times between 2012 and 2031. Utilization of federal NOLs will be subject to limitations under Section 382 of the Internal Revenue Code of 1986, as amended. In addition, utilization of certain state NOLs may be subject to limitations under state laws similar to Section 382 of the Internal Revenue Code of 1986. At December 31, 2011, the Company had foreign NOLs of $48.2 million available to offset future income. Of these foreign NOLs, $42.1 million can be carried forward indefinitely and $6.1 million will expire at various times between 2012 and 2031. During 2011, the Company recognized tax benefits related to NOLs of $2.7 million. Included in this amount was $1.1 million of tax benefits of acquired attributes which was recorded as a reduction in goodwill. At December 31, 2011, the Company had $3.1 million of federal capital losses and $267.4 million of state capital losses. If not utilized, the federal capital losses will expire in 2015, and the state capital losses will expire between 2013 and 2015. Utilization of capital losses will be limited to the Company's ability to generate future capital gains.

        At December 31, 2011, the Company had tax credit carryforwards of $12.1 million. Of this amount, $6.2 million related to federal credits for foreign taxes, $4.9 million related to state tax credits for research activities, and $1.0 million related to various state and local tax credits. Of these credit carryforwards, $5.9 million can be carried forward indefinitely and $6.2 million will expire within ten years.

        During 2011, the Company's valuation allowance increased by $4.8 million primarily due to losses from equity method investments. Of this amount, $1.8 million relates to a change in judgment about the realizability of beginning of the year deferred tax assets. At December 31, 2011, the Company had a valuation allowance of $45.1 million related to the portion of tax loss carryforwards and other items for which it is more likely than not that the tax benefit will not be realized.

        A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings (loss) from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Income tax provision (benefit) at the federal statutory rate of 35%	$60,033	$7,940	$(331,450)
Release of deferred tax liability associated with investment in Meetic	(43,696)	—	—
Change in tax reserves, net	(15,493)	8,696	14,558
Foreign income taxed at a different statutory tax rate	(11,774)	(4,957)	(182)
Net adjustment related to the reconciliation of income tax provision (benefit) accruals to tax returns	(7,298)	(38)	(370)
Federal valuation allowance on equity method investments	4,595	2,420	1,947
State income taxes, net of effect of federal tax benefit	5,592	5,310	1,916
Foreign tax credits	(1,076)	(5,255)	(5,200)
Non-deductible impairments of goodwill and intangible assets	—	13,661	315,886
Non-deductible goodwill associated with the sale of Match Europe	—	—	9,175
Other, net	5,070	4,302	3,194

Income tax (benefit) provision	$(4,047)	$32,079	$9,474

        No U.S. federal or state income taxes have been provided on permanently reinvested earnings of certain foreign subsidiaries aggregating $353.2 million at December 31, 2011. The amount of the unrecognized deferred U.S. federal and state income tax liability with respect to such earnings is $92.7 million.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows:

	December 31,
	2011	2010	2009
	(In thousands)
Balance at January 1	$389,909	$394,294	$372,633
Additions based on tax positions related to the current year	1,749	3,060	2,333
Additions for tax positions of prior years	9,560	9,897	35,432
Reductions for tax positions of prior years	(26,595)	(13,164)	(14,991)
Settlements	(16,810)	(1,025)	(1,113)
Expiration of applicable statute of limitations	(6,252)	(3,153)	—

Balance at December 31	$351,561	$389,909	$394,294

        At December 31, 2011 and 2010, unrecognized tax benefits, including interest, were $462.8 million and $487.6 million, respectively. The total unrecognized tax benefits as of December 31, 2011 include $12.3 million that have been netted against the related deferred tax assets. The remaining balance of $450.5 million is reflected in "non-current income taxes payable" in the accompanying consolidated balance sheet at December 31, 2011. Unrecognized tax benefits for the year ended December 31, 2011 decreased by $38.3 million due principally to the expiration of statutes of limitations, the effective settlement of audits and a net decrease in deductible temporary differences. Included in unrecognized tax benefits at December 31, 2011 is $88.5 million relating to tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. If unrecognized tax benefits as of December 31, 2011 are subsequently recognized, $89.5 million and $213.6 million, net of related deferred tax assets and interest, would reduce income tax expense from continuing operations and discontinued operations, respectively. If unrecognized tax benefits as of December 31, 2010 are subsequently recognized, $103.1 million and $206.9 million, net of related deferred tax assets and interest, would reduce income tax expense from continuing operations and discontinued operations, respectively. In addition, a continuing operations tax provision of $5.1 million would be required upon the subsequent recognition of unrecognized tax benefits for an increase in the Company's valuation allowance against certain deferred tax assets.

        The Company recognizes interest and, if applicable, penalties related to unrecognized tax benefits in income tax provision. Included in income tax provision for continuing operations for the years ended December 31, 2011, 2010 and 2009 is a $1.4 million expense, $9.1 million expense and $8.3 million expense, respectively, net of related deferred taxes of $0.9 million, $5.8 million and $5.5 million, respectively, for interest on unrecognized tax benefits. Included in income tax provision for discontinued operations for the years ended December 31, 2011, 2010 and 2009 is a $6.7 million expense, $7.0 million expense and $3.7 million expense, respectively, net of related deferred taxes of $4.2 million, $4.4 million and $2.5 million, respectively, for interest on unrecognized tax benefits. At December 31, 2011 and 2010, the Company has accrued $111.2 million and $97.7 million, respectively, for the payment of interest. Included in the income tax provision for continuing operations for the year ended December 31, 2011 is a $2.5 million benefit for a reduction in penalties on unrecognized tax benefits. Included in income tax expense from continuing operations and discontinued operations for the year ended December 31, 2009 is a $3.1 million expense and a $1.3 million expense, respectively, for penalties on unrecognized tax benefits. At December 31, 2011 and 2010, the Company has accrued $2.5 million and $5 million, respectively, for penalties.

        The Company is routinely under audit by federal, state, local and foreign authorities in the area of income tax. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. The Internal Revenue Service ("IRS") has substantially completed its review of the Company's tax returns for the years ended December 31, 2001 through 2006. The settlement has not yet been submitted to the Joint Committee of Taxation for approval. The IRS began its review of the Company's tax returns for the years ended December 31, 2007 through 2009 in July 2011. The statute of limitations for the years 2001 through 2008 has currently been extended to December 31, 2012. Various state and local jurisdictions are currently under examination, the most significant of which are California, New York and New York City for various tax years beginning with 2005. Income taxes payable include reserves considered sufficient to pay assessments that may result from examination of prior year tax returns. Changes to reserves from period to period and differences between amounts paid, if any, upon resolution of issues raised in audits and amounts previously provided may be material. Differences between the reserves for income tax contingencies and the amounts owed by the Company are recorded in the period they become known. The Company believes that it is reasonably possible that its unrecognized tax benefits could decrease by $60.3 million within twelve months of the current reporting date, of which approximately $13.1 million could decrease income tax provision, primarily due to settlements, expirations of statutes of limitations, and the reversal of deductible temporary differences that will primarily result in a corresponding decrease in net deferred tax assets. An estimate of other changes in unrecognized tax benefits, while potentially significant, cannot be made.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 5—BUSINESS COMBINATIONS

Meetic Acquisition

        In 2009, Match acquired a 27% ownership interest in Meetic. Match accounted for this interest under the equity method of accounting. During the third quarter of 2011, Match acquired an additional 12.5 million shares of Meetic for $272.0 million in cash pursuant to a tender offer. These additional shares increased Match's voting interest and ownership interest in Meetic to 79% and 81%, respectively, resulting in Match obtaining a controlling financial interest in Meetic. Accordingly, this purchase was accounted for under the acquisition method of accounting and the financial results of Meetic are included within IAC's consolidated financial statements and the Match operating segment beginning September 1, 2011. For the year ended December 31, 2011, the Company included $46.1 million of revenue, net of a $32.6 million write-off of deferred revenue, and a net loss of $8.6 million in its consolidated statement of operations related to Meetic.

        In connection with the acquisition, Match's 27% equity method investment in Meetic was reduced to its fair value of $132.7 million, resulting in a loss of $11.7 million, which is included within "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations. Included in this loss is $3.2 million of foreign currency translation gains, which were reclassified out of accumulated other comprehensive income into earnings. Additionally, Match measured and recorded the acquisition-date fair value of the 19% noncontrolling interest in Meetic, which totaled $101.5 million. The fair values of the 27% equity method investment and the noncontrolling interests were based on the tender offer price of €15.00 per share.

        Meetic's fair value at the date of acquisition consists of the following components:

(In thousands)
Shares acquired pursuant to tender offer	$272,032
Equity method investment in Meetic	132,652
Noncontrolling interests, including the fair value of unvested stock awards attributable to pre-acquisition services	101,487

Total	$506,171

        The table below summarizes the allocation of Meetic's fair value at the date of acquisition to its assets and liabilities:

(In thousands)
Cash and cash equivalents	$74,562
Other current assets	22,356
Property and equipment	9,269
Goodwill	313,314
Intangible assets	162,493
Other assets	40,800

Total assets	622,794
Current liabilities	(49,382)
Current deferred tax liability	(12,289)
Other liabilities	(2,575)
Non-current deferred tax liabilities	(52,377)

Net assets	$506,171

        The purchase price the Company paid for the additional 54% interest in Meetic was based on the expected financial performance of Meetic, not on the value of the identifiable assets at the time of acquisition, which resulted in a significant portion of the purchase price being allocated to goodwill. The Company's expected financial performance of Meetic reflects anticipated synergies between Match and Meetic. Meetic's business model is similar to Match's businesses and we believe increasing our ownership stake allows us to leverage Match's skill in product development, marketing and technology innovation in the online dating space across Europe.

        Intangible assets are as follows:

	(In thousands)	Weighted-Average Amortization Life (Years)
Indefinite-lived trade names	$129,438	Indefinite
Customer lists	18,138	1
Technology	14,917	2

Total	$162,493

        Meetic's other current assets, property and equipment, other assets, current liabilities and other liabilities were reviewed and adjusted to their fair values at the date of acquisition, as necessary. The fair value of the trade names was determined using an avoided royalty discounted cash flow analysis. Customer lists includes both paid subscribers and registered users who are not paid subscribers. The fair value relating to the paid subscribers was determined using an excess earnings methodology and the fair value relating to the registered users who are not paid subscribers was determined using a cost methodology. The fair value of the developed technology was determined using replacement cost methodology. The valuations of the intangible assets incorporate significant unobservable inputs and require estimates, including the amount and timing of future cash flows, royalty rates and discount rates. The current deferred tax liability primarily relates to the excess of tax basis over book basis on deferred revenue, which was recorded at fair value in conjunction with the acquisition. The non-current deferred tax liabilities primarily relate to the excess of book basis over tax basis on acquired intangible assets. None of the goodwill is tax deductible.

        The unaudited pro forma financial information in the table below summarizes the combined results of IAC and Meetic as if the acquisition of Meetic had occurred as of January 1, 2010. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of what the results would have been had the acquisition actually occurred on the aforementioned date. Pro forma adjustments reflected below include a $31.0 million reduction in revenue for the year ended December 31, 2010 relating to a write-off of Meetic's deferred revenue, and amortization of Meetic's intangible assets totaling $7.2 million and $23.4 million for the years ended December 31, 2011 and 2010, respectively.

	Years Ended December 31,
	2011	2010
	(In thousands, except per share data)
Revenue	$2,263,986	$1,853,199
Net earnings attributable to IAC shareholders	213,350	94,457
Basic earnings per share attributable to IAC shareholders	2.46	0.89
Diluted earnings per share attributable to IAC shareholders	2.26	0.89

OkCupid Acquisition

        On January 20, 2011, Match acquired OkCupid for $50.0 million in cash, plus potential additional consideration of up to $40.0 million that was contingent upon OkCupid's 2011 earnings performance. During the second quarter of 2011, the provisions of this contingent consideration arrangement were amended. Pursuant to the amendment, $30.0 million was paid to the former owners of OkCupid, and a potential additional payment of up to $10.0 million was contingent upon revised performance goals. In the fourth quarter of 2011 the revised performance goals were achieved and, accordingly, a liability of $10.0 million relating to the additional payment is included in "Accrued expenses and other current liabilities" in the accompanying consolidated balance sheet at December 31, 2011.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

        The Company tests goodwill and indefinite-lived intangible assets for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. The Company also reviews definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of a definite-lived intangible asset may not be recoverable. The Company performs its annual assessment for impairment of goodwill and indefinite-lived intangible assets as of October 1 in connection with the preparation of its annual financial statements.

        The Company determines the fair values of its reporting units using discounted cash flow ("DCF") analyses, and typically corroborates the concluded fair value using a market based valuation approach. Determining fair value requires the exercise of significant judgment, including judgment about the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on the Company's most recent budget and, for years beyond the budget, the Company's estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed annually based on the reporting units' current results and forecast, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual goodwill impairment assessment ranged from 13% to 20% in both 2011 and 2010.

        The Company determines the fair values of its indefinite-lived intangible assets using avoided royalty DCF analyses. Significant judgments inherent in these analyses include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company's trade names and trademarks. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual indefinite-lived impairment assessment ranged from 13% to 20% in both 2011 and 2010, and the royalty rates used ranged from 1% to 9% in 2011 and 1% to 10% in 2010.

        In connection with its annual assessment in 2010, the Company identified and recorded impairment charges at the Other segment related to the write-down of the goodwill and indefinite-lived intangible assets of Shoebuy of $28.0 million and $4.5 million, respectively, and at the Search & Applications segment related to the write-down of an indefinite-lived intangible asset of IAC Search & Media of $11.0 million. The indefinite-lived intangible asset impairment charge at Shoebuy related to trade names and trademarks. The goodwill and indefinite-lived intangible asset impairment charges at Shoebuy reflected expectations of lower revenue and profit performance in future years due to Shoebuy's 2010 fourth quarter revenue and profit performance, which is its seasonally strongest quarter. The indefinite-lived intangible asset impairment charge at IAC Search & Media was primarily due to lower future revenue projections associated with a trade name and trademark based largely upon the impact of 2010's full year results.

        In connection with its annual assessment and its review of definite-lived intangible assets in 2009, the Company identified and recorded impairment charges at the Search & Applications segment related to the write-down of the goodwill and indefinite-lived and definite-lived intangible assets of IAC Search & Media of $916.9 million, $104.1 million and $24.2 million, respectively. The goodwill and indefinite-lived intangible asset impairment charges reflected lower projections for revenue and profits at IAC Search & Media in future years that reflected the Company's consideration of industry growth rates, competitive dynamics and IAC Search & Media's operating strategies and the impact of these factors on the fair value of IAC Search & Media and its goodwill and indefinite-lived intangible assets. The indefinite-lived intangible asset impairment charge related to trade names and trademarks. The definite-lived intangible asset impairment charge primarily related to certain technology and advertiser relationships, the carrying values of which were no longer considered recoverable based upon an assessment of future cash flows related to these assets. Accordingly, these assets were written down to fair value.

        The indefinite-lived and definite-lived intangible asset impairment charges are included in amortization of intangibles in the accompanying consolidated statement of operations.

        The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2011	2010
	(In thousands)
Goodwill	$1,358,524	$989,493
Intangible assets with indefinite lives	351,488	237,021
Intangible assets with definite lives, net	26,619	8,023

Total goodwill and intangible assets, net	$1,736,631	$1,234,537

        The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2011:

	Balance as of December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance as of December 31, 2011
	(In thousands)
IAC Search & Media	$526,681	$—	$(237)	$—	$526,444

Search & Applications	526,681	—	(237)	—	526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751

Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323

Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719

Other	21,712	7	—	—	21,719

Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

        Additions principally relate to the acquisitions of Meetic and OkCupid. Both the December 31, 2011 and 2010 goodwill balances include accumulated impairment losses of $916.9 million, $28.0 million and $11.6 million at IAC Search & Media, Shoebuy and Connected Ventures, respectively.

        The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2010:

	Balance as of December 31, 2009	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance as of December 31, 2010
	(In thousands)
IAC Search & Media	$527,604	$—	$(923)	$—	$—	$526,681

Search & Applications	527,604	—	(923)	—	—	526,681
Match	253,812	37,375	—	—	6,787	297,974
HomeAdvisor	110,689	—	—	—	(772)	109,917
CityGrid Media	17,450	—	—	—	—	17,450

Local	128,139	—	—	—	(772)	127,367
Connected Ventures	8,436	—	—	—	—	8,436
DailyBurn	—	7,323	—	—	—	7,323

Media	8,436	7,323	—	—	—	15,759
Shoebuy	49,744	—	—	(28,032)	—	21,712

Other	49,744	—	—	(28,032)	—	21,712

Total	$967,735	$44,698	$(923)	$(28,032)	$6,015	$989,493

        Additions principally relate to the acquisitions of Meetic's Latin American operations ("Parperfeito"), Singlesnet and DailyBurn.com. The December 31, 2009 goodwill balance includes accumulated impairment losses of $916.9 million and $11.6 million at IAC Search & Media and Connected Ventures, respectively.

        Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2011, intangible assets with definite lives are as follows:

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier agreements	8,946	(5,298)	3,648	6.4
Other	6,063	(4,592)	1,471	3.4

Total	$49,204	$(22,585)	$26,619	2.6

        At December 31, 2010, intangible assets with definite lives are as follows:

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Supplier agreements	$7,100	$(4,668)	$2,432	6.7
Customer lists	5,534	(5,298)	236	1.3
Technology	3,100	(1,817)	1,283	3.0
Other	8,871	(4,799)	4,072	4.2

Total	$24,605	$(16,582)	$8,023	4.1

        At December 31, 2011, amortization of intangible assets with definite lives for each of the next five years is estimated to be as follows:

Years Ending December 31,	(In thousands)
2012	$18,712
2013	6,176
2014	669
2015	607
2016	455

$26,619

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 7—MARKETABLE SECURITIES

        At December 31, 2011, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323

Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667

Total marketable securities	$165,035	$697	$(37)	$165,695

        At December 31, 2010, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$237,406	$773	$(16)	$238,163
States of the U.S. and state political subdivisions	110,478	373	(230)	110,621
U.S. Treasury securities	199,881	18	—	199,899

Total debt securities	547,765	1,164	(246)	548,683
Equity security	12,896	2,418	—	15,314

Total marketable securities	$560,661	$3,582	$(246)	$563,997

        The net unrealized gains in the tables above are included in "Accumulated other comprehensive (loss) income" in the accompanying consolidated balance sheet.

        The contractual maturities of debt securities classified as available-for-sale at December 31, 2011 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$68,375	$68,545
Due after one year through five years	92,004	92,483

Total	$160,379	$161,028

        The following table summarizes investments in marketable debt securities (twelve in total at December 31, 2011) that have been in a continuous unrealized loss position for less than twelve months:

	December 31,
	2011		2010
	(In thousands)
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt securities	$12,920	$(15)	$34,552	$(16)
States of the U.S. and state political subdivisions	11,711	(22)	39,171	(230)

Total	$24,631	$(37)	$73,723	$(246)

        At December 31, 2011 and 2010, there are no investments in marketable securities that have been in a continuous unrealized loss position for twelve months or longer.

        Substantially all of the Company's marketable debt securities are rated investment grade. The gross unrealized losses on the marketable debt securities relate to changes in interest rates. Because the Company does not intend to sell any marketable debt securities and it is not more likely than not that the Company will be required to sell any marketable debt securities before recovery of their amortized cost bases, which may be maturity, the Company does not consider any of its marketable debt securities to be other-than-temporarily impaired at December 31, 2011.

        The following table presents the proceeds from maturities and sales of available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2011	2010	2009
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$600,149	$768,650	$293,629
Gross realized gains	2,482	4,802	42,372
Gross realized losses	(41)	(19)	(12,414)

        Gross realized gains and losses from the maturities and sales of available-for-sale marketable securities are included in "Other income (expense), net" in the accompanying consolidated statement of operations.

        Unrealized gains, net of tax, reclassified out of accumulated other comprehensive income into other income (expense), net related to the maturities and sales of available-for-sale securities for the years ended December 31, 2011, 2010 and 2009 were $2.8 million, $3.2 million and $0.7 million, respectively.

Investment in ARO

        As part of the consideration for the sale of HSE to ARO on June 19, 2007, IAC received approximately 5.5 million shares of ARO stock plus additional consideration in the form of a contingent value right ("CVR") (See Note 9 for additional information on the CVR). During 2009, the Company sold its 5.5 million shares of ARO stock, resulting in a pre-tax loss of $12.3 million, which is included in the gross realized losses for the year ended December 31, 2009 disclosed above. Prior to the sale of its last 1.1 million shares of ARO stock, the Company concluded that the decline in the stock price of these remaining shares was other-than-temporary, due in part, to ARO's insolvency filing on June 9, 2009, and recorded impairment charges totaling $4.6 million.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

NOTE 8—LONG-TERM INVESTMENTS

        The balance of long-term investments is comprised of:

	December 31,
	2011	2010
	(In thousands)
Equity method investments	$10,873	$148,607
Cost method investments	82,318	39,014
Auction rate securities	5,870	13,100
Long-term marketable equity securities	74,691	—

Total long-term investments	$173,752	$200,721

Equity method investments

        The carrying values of the Company's equity method investments, along with the principal market that the investee operates include:

	December 31,		Percent Ownership of Common Stock
	2011	2010
	(In thousands)
Meetic (Europe)	$—	$130,043	See Note 5
Other	10,873	18,564

Total equity method investments included in long-term investments	10,873	148,607
The Newsweek/Daily Beast Company (United States) included in accrued expenses and other current liabilities	(8,186)	—	50%

Total equity method investments	$2,687	$148,607

        The Company's equity method investment in The Newsweek/Daily Beast Company is a negative balance representing IAC's commitment to fund.

        Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2011	2010
	(In thousands)
Balance sheet data(a):
Current assets	$42,527	$83,948
Non-current assets	45,852	388,518
Current liabilities	(47,085)	(89,505)
Non-current liabilities	(11,044)	(18,900)

	Twelve Months Ended December 31,
	2011	2010	2009
	(In thousands)
Operating data(a):
Net sales	$368,433	$275,584	$114,128
Gross profit	105,749	67,716	36,900
Net (loss) income	(17,636)	14,083	(4,966)
(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

        During the first quarter of 2010, the Company recorded an $18.3 million impairment charge to write-down an investment accounted for using the equity method to fair value. The decline in value was determined to be other-than-temporary due to the investee's continued losses and negative operating cash flows. The Company estimated the fair value of its investment using a multiple of revenue approach. The impairment charge is included within "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.

Cost method investments

        During the third quarter of 2011, the Company acquired a 20% interest in Zhenai Inc. ("Zhenai"), a leading provider of online matchmaking services in China. Our voting power is limited by a shareholders agreement. In light of this limitation and the significance of our interest relative to other shareholders, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.

        In the fourth quarter of 2010, the Company recorded a $7.8 million impairment charge related to the write-down of an investment accounted for using the cost method to fair value. The impairment charge was determined to be other-than-temporary due to the investee's inability to achieve its 2010 cash flow forecast during its seasonally strongest fourth quarter and the Company's assessment that the investee would be unable to continue to operate without new outside financing. The impairment charge is included in "Other income (expense), net" in the accompanying consolidated statement of operations.

Auction rate securities

        See Note 9 for information regarding auction rate securities.

Long-term marketable equity securities

        The cost basis of the Company's long-term marketable equity securities at December 31, 2011 was $53.1 million, with gross unrealized gains of $29.8 million and a gross unrealized loss of $8.2 million, included in "Accumulated other comprehensive (loss) income" in the accompanying consolidated balance sheet. The Company evaluated the near-term prospects of the issuer in relation to the severity and short duration of the unrealized loss and based on that evaluation and the Company's ability and intent to hold this investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011. There were no long-term marketable equity securities at December 31, 2010.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9—FAIR VALUE MEASUREMENTS

        The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis:

	December 31, 2011
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$321,314	$—	$—	$321,314
Commercial paper	—	237,942	—	237,942
Time deposits	—	4,750	—	4,750
Marketable securities:
Corporate debt securities	—	48,705	—	48,705
States of the U.S. and state political subdivisions	—	112,323	—	112,323
Equity security	4,667	—	—	4,667
Long-term investments:
Auction rate security	—	—	5,870	5,870
Marketable equity securities	74,691	—	—	74,691

Total	$400,672	$403,720	$5,870	$810,262

Liabilities:
Contingent consideration arrangement	$—	$—	$(10,000)	$(10,000)

	December 31, 2010
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$275,108	$—	$—	$275,108
Commercial paper	—	309,183	—	309,183
Time deposits	—	26,050	—	26,050
Marketable securities:
Corporate debt securities	—	238,163	—	238,163
States of the U.S. and state political subdivisions	—	110,621	—	110,621
U.S. Treasury securities	199,899	—	—	199,899
Equity security	15,314	—	—	15,314
Long-term investments:
Auction rate securities	—	—	13,100	13,100

Total	$490,321	$684,017	$13,100	$1,187,438

        The following table presents the changes in the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2011		December 31, 2010
	Auction Rate Securities	Contingent Consideration Arrangement	Auction Rate Securities
	(In thousands)
Balance at January 1	$13,100	$—	$12,635
Total net (losses) gains (realized and unrealized):
Included in other comprehensive income	(2,230)	—	465
Fair value at date of acquisition	—	(40,000)	—
Settlements	(5,000)	30,000	—

Balance at December 31	$5,870	$(10,000)	$13,100

        There are no gains or losses included in earnings for the years ended December 31, 2011 and 2010, relating to the Company's assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs. For the year ended December 31, 2009, a loss of $57.2 million was included in earnings related to the CVR, which was accounted for as a derivative asset and maintained at fair value relying on significant unobservable inputs. This loss is unrealized and included in "Other income (expense), net" in the accompanying consolidated statement of operations.

Auction rate securities

        The Company's auction rate securities are valued by discounting the estimated future cash flow streams of the securities over the lives of the securities. Credit spreads and other risk factors are also considered in establishing fair value. During the first quarter of 2011, one of the auction rate securities was redeemed at its par value of $5.0 million. The cost basis of the auction rate securities is $10.0 million and $15.0 million at December 31, 2011 and December 31, 2010, respectively, with gross unrealized losses of $4.1 million and $1.9 million at December 31, 2011 and December 31, 2010, respectively. The unrealized losses are included in "Accumulated other comprehensive (loss) income" in the accompanying consolidated balance sheet. At December 31, 2011, the remaining auction rate security is rated A/WR and matures in 2035. The Company does not consider the auction rate security to be other-than-temporarily impaired at December 31, 2011, due to its high credit rating and because the Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell this security before the recovery of its amortized cost basis, which may be maturity.

Contingent consideration arrangement

        See Note 5 for information regarding the contingent consideration arrangement related to the OkCupid acquisition.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 10—FINANCIAL INSTRUMENTS

        The fair values of the financial instruments listed below have been determined by the Company using available market information and appropriate valuation methodologies.

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Assets:
Cash and cash equivalents	$704,153	$704,153	$742,099	$742,099
Marketable securities	165,695	165,695	563,997	563,997
Auction rate securities	5,870	5,870	13,100	13,100
Long-term marketable equity securities	74,691	74,691	—	—
Notes receivable	3,424	3,058	3,316	2,818
Liabilities:
Contingent consideration arrangement	(10,000)	(10,000)	—	—
Long-term debt	(95,844)	(93,339)	(95,844)	(83,363)
Guarantee of an equity method investee's debt	(5,000)	(5,000)	—	—
Letters of credit and surety bond	N/A	(312)	N/A	(362)

        The carrying value of cash equivalents approximates fair value due to their short-term maturity. The fair value of notes receivable is based on discounting the expected future cash flow streams using yields of the underlying credit. The fair value of long-term debt is estimated using quoted market prices or indices for similar liabilities and taking into consideration other factors such as credit quality and maturity. The carrying value and fair value of the guarantee of the equity method investee's debt represents the amount the Company expects to pay to settle this obligation. The fair value of the letters of credit and surety bond are based on the present value of the costs associated with maintaining these instruments over their expected term. See Note 2 for discussion of the fair value of marketable securities and long-term marketable equity securities, Note 9 for discussion of the fair value of the auction rate securities and Note 5 for discussion of the fair value of the contingent consideration arrangement related to the OkCupid acquisition.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

NOTE 11—LONG-TERM DEBT

        The balance of long-term debt is comprised of:

	December 31,
	2011	2010
	(In thousands)
7.00% Senior Notes due January 15, 2013; interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000

Long-term debt	$95,844	$95,844

        In connection with the financing of the construction of IAC's corporate headquarters, on August 31, 2005, the New York City Industrial Development Agency (the "Agency") issued $80 million in aggregate principal amount of New York City Industrial Development Agency Liberty Bonds (IAC/InterActiveCorp Project), Series 2005 (the "Liberty Bonds"). IAC is obligated to make all principal, interest and other payments in respect of the Liberty Bonds pursuant to certain security and payment arrangements between IAC and the Agency, which arrangements were entered into in connection with the closing of the Liberty Bond issuance. IAC's payment obligation under the Liberty Bonds is collateralized by a mortgage interest in the corporate headquarters building.

        Aggregate contractual maturities of long-term debt are as follows:

Years Ending December 31,	(In thousands)
2013	$15,844
2035	80,000

$95,844

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 12—SHAREHOLDERS' EQUITY

Description of Common Stock and Class B Convertible Common Stock

        With respect to matters that may be submitted to a vote or for the consent of IAC's shareholders generally, including the election of directors, each holder of shares of IAC common stock and IAC Class B common stock vote together as a single class. In connection with any such vote, each holder of IAC common stock is entitled to one vote for each share of IAC common stock held and each holder of IAC Class B common stock is entitled to ten votes for each share of IAC Class B common stock held. Notwithstanding the foregoing, the holders of shares of IAC common stock, acting as a single class, are entitled to elect 25% of the total number of IAC's directors, and, in the event that 25% of the total number of directors shall result in a fraction of a director, then the holders of shares of IAC common stock, acting as a single class, are entitled to elect the next higher whole number of IAC's directors. In addition, Delaware law requires that certain matters be approved by the holders of shares of IAC common stock or holders of IAC Class B common stock voting as a separate class.

        Shares of IAC Class B common stock are convertible into shares of IAC common stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of IAC by means of a stock dividend on, or a stock split or combination of, outstanding shares of IAC common stock or IAC Class B common stock, or in the event of any merger, consolidation or other reorganization of IAC with another corporation. Upon the conversion of shares of IAC Class B common stock into shares of IAC common stock, those shares of IAC Class B common stock will be retired and will not be subject to reissue. Shares of IAC common stock are not convertible into shares of IAC Class B common stock.

        Except as described herein, shares of IAC common stock and IAC Class B common stock are identical. The holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, such dividends as may be declared by IAC's Board of Directors out of funds legally available therefore. In the event of a liquidation, dissolution, distribution of assets or winding-up of IAC, the holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, all the assets of IAC available for distribution to its stockholders, after the rights of the holders of any IAC preferred stock have been satisfied.

        On December 1, 2010, Mr. Diller, Chairman of the Board and Senior Executive of the Company, entered into an agreement with Liberty, pursuant to which Liberty exchanged with Mr. Diller an aggregate of 4.3 million shares of Class B common stock for the same number of shares of common stock held by Mr. Diller. In consideration of Mr. Diller waiving certain pre-existing rights under the Stockholders Agreement with respect to Liberty's transfer to IAC of shares of common stock and Class B common stock, the Company agreed to permit Mr. Diller to exchange with IAC, on a one-for-one basis, from time to time until September 1, 2011 up to 1.5 million shares of common stock for shares of Class B common stock. During 2011, Mr. Diller exchanged 1.5 million shares of common stock for 1.5 million shares of Class B common stock.

        Further, on December 1, 2010, the Company entered into a stock exchange agreement with Liberty. Under the agreement, Liberty agreed to exchange with IAC an aggregate of 4.3 million shares of common stock described above and an aggregate of 8.5 million shares of Class B common stock for the outstanding shares of Celebrate Interactive, Inc., a wholly owned subsidiary of IAC, which owned all of the equity interests of Evite, Inc., Giftco, Inc. and IAC Advertising, LLC and $217.9 million in cash.

        The shares of common stock and Class B common stock exchanged by Liberty represented substantially all of the shares of common stock and all of the shares of Class B common stock owned beneficially and/or of record by Liberty.

        Following consummation of the above transactions, Mr. Diller, through his own holdings, has 5.8 million shares of IAC's outstanding Class B common stock representing 42.9% of the outstanding total voting power of the Company.

Description of Preferred Stock

        IAC's Board of Directors has the authority to designate, by resolution, the powers, preferences, rights and qualifications, limitations and restrictions of preferred stock issued by IAC without any further vote or action by the shareholders. Any shares of preferred stock so issued would have priority over shares of IAC common stock and shares of IAC Class B common stock with respect to dividend or liquidation rights or both. At December 31, 2011 and 2010 there was no preferred stock issued and outstanding.

Dividend

        On November 2, 2011, IAC's Board of Directors declared a quarterly cash dividend of $0.12 per share of common stock and Class B common stock outstanding, which was paid on December 1, 2011 to stockholders of record as of the close of business on November 15, 2011.

Reserved Common Shares

        In connection with equity compensation plans, warrants, and other matters, 42.0 million shares of IAC common stock were reserved as of December 31, 2011.

Warrants

        A summary of changes in outstanding warrants is as follows:

	December 31, 2011
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2011	18,297	$28.07
Exercised	(3,949)	26.90

Outstanding at December 31, 2011	14,348	$28.40

        During the years ended December 31, 2010 and 2009 there were zero and approximately 11.6 million warrants exercised, respectively. No warrants were granted during the years ended December 31, 2011, 2010 and 2009.

        At December 31, 2011, warrants to acquire shares of IAC common stock were outstanding as follows:

	Expiration Date	Number of IAC Common Shares Underlying Warrants Outstanding At December 31, 2011	Average Strike per IAC Share
		(In thousands)
Issued in Vivendi deal:
Tranche 1	5/7/12	9,836	$26.86
Tranche 2	5/7/12	4,512	$31.75

		14,348	$28.40

Common Stock Repurchases

        During 2011 and 2010, the Company purchased 13.6 million and 23.1 million shares of IAC common stock for aggregate consideration, on a trade date basis, of $518.6 million and $530.9 million, respectively. In addition, on December 1, 2010, the Company completed the tax-free exchange of Evite, Gifts.com, IAC Advertising Solutions and $217.9 million in cash for substantially all of Liberty's equity stake in IAC, representing 8.5 million shares of Class B common stock and 4.3 million shares of common stock; in the first quarter of 2011, the Company received from Liberty 0.1 million shares of IAC common stock in fulfillment of post-closing working capital adjustments.

        On July 26, 2011, IAC's Board of Directors authorized the repurchase of up to an additional 15 million shares of IAC common stock. At December 31, 2011, the Company had approximately 8.6 million shares remaining in its share repurchase authorization.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 13—EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted earnings (loss) per share attributable to IAC shareholders.

	Years Ended December 31,
	2011		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Earnings (loss) from continuing operations	$175,569	$175,569	$(9,393)	$(9,393)	$(956,473)	$(956,473)
Net loss attributable to noncontrolling interests	2,656	2,656	5,007	5,007	1,090	1,090

Earnings (loss) from continuing operations attributable to IAC shareholders	178,225	178,225	(4,386)	(4,386)	(955,383)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders(a)	(3,992)	(3,992)	103,745	103,745	(23,439)	(23,439)

Net earnings (loss) attributable to IAC shareholders	$174,233	$174,233	$99,359	$99,359	$(978,822)	$(978,822)

Denominator:
Weighted average basic shares outstanding	86,755	86,755	106,274	106,274	138,599	138,599
Dilutive securities including stock options, warrants and RSUs(b)(c)(d)	—	7,566	—	—	—	—

Denominator for earnings per share—weighted average shares(b)(c)(d)	86,775	94,321	106,274	106,274	138,599	138,599

Earnings (loss) per share attributable to IAC shareholders:
Earnings (loss) per share from continuing operations	$2.05	$1.89	$(0.04)	$(0.04)	$(6.89)	$(6.89)
Discontinued operations, net of tax	(0.04)	(0.04)	0.97	0.97	(0.17)	(0.17)

Earnings (loss) per share	$2.01	$1.85	$0.93	$0.93	$(7.06)	$(7.06)

(a)
Amounts in 2010 include the gain on the Liberty Exchange.

(b)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and warrants and vesting of restricted stock units ("RSUs"). For the year ended December 31, 2011, approximately 1.0 million shares related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(c)
For the years ended December 31, 2010 and 2009, the Company had losses from continuing operations and as a result, no potentially dilutive securities were included in the denominator for computing dilutive earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute all earnings per share amounts. For the years ended December 31, 2010 and 2009, approximately 36.3 million and 36.2 million shares, respectively, related to potentially dilutive securities were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(d)
There are no performance-based units ("PSUs") included in the denominator for earnings per share as the performance conditions have not been met for the respective reporting periods. For the years ended December 31, 2011, 2010 and 2009 approximately 3.1 million, 2.9 million and 1.8 million PSUs are excluded from the calculation of diluted earnings per share.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 14—STOCK-BASED COMPENSATION

        IAC currently has two active plans under which awards have been granted, which cover stock options to acquire shares of IAC common stock, RSUs, PSUs and restricted stock, as well as provide for the future grant of these and other equity awards. These plans are: the IAC 2008 Stock and Annual Incentive Plan (the "2008 Plan") and the IAC 2005 Stock and Annual Incentive Plan (the "2005 Plan"). Under the 2008 Plan, the Company was originally authorized to grant stock options, RSUs, PSUs, restricted stock and other equity based awards for up to 20.0 million shares of IAC common stock. Under the 2005 Plan, the Company was originally authorized to grant stock options, RSUs, PSUs, restricted stock and other equity based awards for up to 20.0 million shares of IAC common stock, adjusted to reflect IAC's one-for-two reverse stock split in August 2008. The active plans described above authorize the Company to grant awards to its employees, officers, directors and consultants. At December 31, 2011, there were 9.2 million shares available for grant under the Company's stock-based compensation plans.

        The plans described above have a stated term of ten years and provide that the exercise price of stock options granted will not be less than the market price of the Company's common stock on the grant date. The plans do not specify grant dates or vesting schedules as those determinations have been delegated to the Compensation and Human Resources Committee of IAC's Board of Directors (the "Committee"). Each grant agreement reflects the vesting schedule for that particular grant as determined by the Committee. Broad-based stock option awards to date have generally vested in equal annual installments over a four-year period and RSU awards to date have generally vested in equal annual installments over a five-year period, in each case, from the grant date. PSU awards to date generally cliff vest at the end of a two to three-year period from the date of grant. In addition to equity awards outstanding under the two active plans described above, stock options and other equity awards outstanding under terminated plans and plans assumed in acquisitions are reflected in the information set forth below.

        The amount of stock-based compensation expense recognized in the consolidated statement of operations is reduced by estimated forfeitures, as the expense recorded is based on awards that are ultimately expected to vest. The forfeiture rate is estimated at the grant date based on historical experience and revised, if necessary, in subsequent periods if actual forfeitures differ from the estimated rate.

        The total income tax benefit recognized in the accompanying consolidated statement of operations for the years ended December 31, 2011, 2010 and 2009 related to stock-based compensation was $32.7 million, $32.2 million and $26.8 million, respectively.

        At December 31, 2011, there was $107.8 million of unrecognized compensation cost, net of estimated forfeitures, related to all equity-based awards, which is expected to be recognized over a weighted average period of approximately 2.1 years.

Stock Options

        A summary of changes in outstanding stock options is as follows:

	December 31, 2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2011	13,418	$22.06
Granted	2,563	32.37
Exercised	(4,733)	22.03
Forfeited	(683)	17.66
Expired	(40)	19.79

Outstanding at December 31, 2011	10,525	$24.88	7.1	$186,474

Options exercisable	3,871	$23.30	5.2	$74,704

        The following table summarizes the information about stock options outstanding and exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2011	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
	(Shares in thousands)
$0.01 to $10.00	28	1.4	$4.46	28	1.4	$4.46
$10.01 to $20.00	3,080	6.3	16.54	1,650	5.7	16.31
$20.01 to $30.00	3,483	6.6	22.02	1,473	5.6	22.56
$30.01 to $40.00	3,156	9.2	32.20	19	2.1	33.79
$40.01 to $50.00	778	4.1	41.76	701	3.4	41.80

	10,525	7.1	$24.88	3,871	5.2	$23.30

        The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between IAC's closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of IAC's common stock. The total intrinsic value of stock options exercised during the years ended December 31, 2011, 2010 and 2009 was $70.6 million, $16.4 million and $2.8 million, respectively.

        The fair value of each stock option award is estimated on the grant date using the Black-Scholes option pricing model. Approximately 2.6 million, 2.4 million and 0.9 million stock options were granted by the Company during the years ended December 31, 2011, 2010 and 2009, respectively.

        The Black-Scholes option pricing model incorporates various assumptions, including expected volatility and expected term. For purposes of this model, no dividends have been assumed. During 2011 and 2010, expected stock price volatilities were estimated based on the Company's historical volatility. Prior to 2010, due to the lack of sufficient historical IAC stock price volatilities subsequent to the 2008 spin-off, expected stock price volatilities were estimated based on historical stock price volatilities of peer companies operating in the same industry sector as IAC. The risk-free interest rates are based on U.S. Treasury yields for notes with comparable terms as the awards, in effect at the grant date. The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2011	2010	2009
Expected volatility	30%	30%	59%
Risk-free interest rate	2.3%	2.4%	2.1%
Expected term	6.1 years	5.6 years	4.9 years
Dividend yield	0	0	0

        The weighted average fair value of stock options granted during the years ended December 31, 2011, 2010 and 2009 with exercise prices equal to the market prices of IAC's common stock on the date of grant was $11.08, $6.38 and $8.95, respectively. There were no stock options issued during the years ended December 31, 2011 and 2009 with exercise prices greater than the market value of IAC's common stock on the date of grant. The weighted average exercise price and weighted average fair value of stock options granted during the year ended December 31, 2010 with exercise prices greater than the market value of IAC's common stock on the date of grant were $32.00 and $11.05, respectively.

        Cash received from stock option exercises and the related tax benefit realized for the years ended December 31, 2011, 2010 and 2009 were: $89.8 million and $25.5 million; $39.1 million and $8.6 million; and $3.8 million and $0.8 million, respectively.

Restricted Stock Units and Performance-based Stock Units

        RSUs are awards in the form of phantom shares or units, denominated in a hypothetical equivalent number of shares of IAC common stock and with the value of each RSU equal to the fair value of IAC common stock at the date of grant. RSUs may be settled in cash, stock or both, as determined by the Committee at the time of grant. Each RSU and PSU grant is subject to service-based vesting, where a specific period of continued employment must pass before an award vests. PSUs also include performance-based vesting, where certain performance targets set at the time of grant must be achieved before an award vests. The Company recognizes expense for all RSUs and PSUs for which vesting is considered probable. For RSU grants the expense is measured at the grant date as the fair value of IAC common stock and expensed as non-cash compensation over the vesting term. For PSU grants the expense is measured at the grant date as the fair value of IAC common stock and expensed as non-cash compensation over the vesting term if the performance targets are considered probable of being achieved.

        Nonvested RSUs and PSUs outstanding as of December 31, 2011 and changes during the year ended December 31, 2011 were as follows:

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2011	1,568	$24.78	3,898	$21.52
Granted	126	35.27	1,332	32.14
Vested	(1,060)	22.79	—	—
Forfeited	(74)	23.91	(689)	22.95

Nonvested at December 31, 2011	560	$31.06	4,541	$24.41

(a)
Included in the table are PSUs which cliff vest at the end of two or three years in varying amounts depending upon certain performance conditions. The PSU table above includes these awards at their maximum.

        The weighted average fair value of RSUs and PSUs granted during the years ended December 31, 2011, 2010 and 2009 based on market prices of IAC's common stock on the grant date was $32.41, $23.05 and $19.95, respectively. The total fair value of RSUs and PSUs that vested during the years ended December 31, 2011, 2010 and 2009 was $33.2 million, $23.6 million and $5.3 million, respectively.

Equity Instruments Denominated in the Shares of Certain Subsidiaries

        IAC has granted phantom equity units and stock options in various operating subsidiaries to certain members of the subsidiaries' management. These equity awards vest over a period of years or upon the occurrence of certain prescribed events. In some cases, IAC has taken a preferred interest in the subsidiary with a face value equal to the subsidiary's acquisition price or, when funding a start-up business, its investment cost, or a certain other fixed amount. In some cases, these preferred interests accrete with paid-in-kind dividends at a prescribed rate of return. The value of the phantom equity units and stock options is tied to the value of the common stock of the entity, with the equity awards management receives as a whole generally representing a small minority of the total common stock outstanding. Accordingly, these interests only have value to the extent the relevant business appreciates in value above the preferred interest (including the accretion of dividends), our investment cost or other fixed amount or, in the case of stock options, the initial value utilized to determine the exercise price. These interests can have significant value in the event of significant appreciation. The interests are ultimately settled in IAC common stock or cash at the option of IAC, with fair market value generally determined by negotiation or arbitration, at various dates through 2016. The expense associated with these equity awards is initially measured at fair value at the grant date and is expensed as non-cash compensation over the vesting term. The aggregate number of IAC common shares that would be required to settle these interests at current estimated fair values, including vested and unvested interests, as of December 31, 2011 is 2.2 million shares, which is included in the calculation of diluted earnings per share if the effect is dilutive. The comparable amount as of December 31, 2010 was 3.0 million shares.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15—SEGMENT INFORMATION

        The overall concept that IAC employs in determining its operating segments is to present the financial information in a manner consistent with how the chief operating decision maker and executive management view the businesses, how the businesses are organized as to segment management, and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics or, in the case of Other, do not meet the quantitative thresholds that require presentation as separate operating segments.

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Revenue:
Search & Applications	$1,040,507	$805,284	$649,642
Match	518,027	400,723	342,598
Local	303,418	263,749	230,426
Media	70,164	49,692	14,833
Other	128,065	118,749	110,765
Inter-segment elimination	(737)	(1,382)	(1,569)

Total	$2,059,444	$1,636,815	$1,346,695

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Operating Income (Loss):
Search & Applications	$204,006	$128,356	$(967,657)
Match	137,555	115,367	84,655
Local	25,533	8,405	3,974
Media	(16,275)	(23,385)	(16,061)
Other	(3,896)	(31,600)	(9,165)
Corporate	(149,161)	(147,348)	(133,733)

Total	$197,762	$49,795	$(1,037,987)

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Operating Income Before Amortization(a):
Search & Applications	$204,980	$140,792	$103,856
Match	156,274	122,057	94,124
Local	28,284	10,671	12,357
Media	(15,845)	(21,849)	(15,518)
Other	(2,499)	2,091	(7,493)
Corporate	(62,787)	(64,183)	(65,465)

Total	$308,407	$189,579	$121,861

	December 31,
	2011	2010
	(In thousands)
Segment Assets(b):
Search & Applications	$246,459	$260,288
Match	190,338	196,177
Local	46,581	42,473
Media	25,429	23,252
Other	15,910	13,191
Corporate	1,148,517	1,559,161

Total	$1,673,234	$2,094,542

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Depreciation:
Search & Applications	$25,484	$35,754	$31,395
Match	10,780	11,042	9,821
Local	10,388	7,785	6,259
Media	703	245	169
Other	851	828	2,575
Corporate	8,513	8,243	11,172

Total	$56,719	$63,897	$61,391

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Capital expenditures:
Search & Applications	$8,698	$17,169	$16,913
Match	17,447	10,087	7,814
Local	9,299	10,513	7,482
Media	905	474	273
Other	970	951	1,221
Corporate	2,635	635	235

Total	$39,954	$39,829	$33,938

(a)
The Company's primary metric is Operating Income Before Amortization, which is defined as operating income excluding, if applicable: (1) non-cash compensation expense, (2) amortization of non-cash marketing, (3) amortization and impairment of intangibles, (4) goodwill impairment and (5) one-time items. The Company believes this measure is useful to investors because it represents the operating results from IAC's segments, taking into account depreciation, which it believes is an ongoing cost of doing business, but excluding the effects of any other non-cash expenses. Operating Income Before Amortization has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses, including non-cash compensation, non-cash marketing, and acquisition related accounting. IAC endeavors to compensate for the limitations of the non-U.S. GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-U.S. GAAP measure.

(b)
Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.

        Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Revenue
United States	$1,583,322	$1,359,655	$1,138,820
All other countries	476,122	277,160	207,875

Total	$2,059,444	$1,636,815	$1,346,695

	December 31,
	2011	2010
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$246,550	$267,060
All other countries	13,038	868

Total	$259,588	$267,928

        The following tables reconcile Operating Income Before Amortization to operating income (loss) for the Company's reportable segments:

	Year Ended December 31, 2011
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$204,980	$202	$(1,176)	$204,006
Match	156,274	(1,642)	(17,077)	137,555
Local	28,284	—	(2,751)	25,533
Media	(15,845)	(427)	(3)	(16,275)
Other	(2,499)	(347)	(1,050)	(3,896)
Corporate	(62,787)	(86,374)	—	(149,161)

Total	$308,407	$(88,588)	$(22,057)	$197,762

	Year Ended December 31, 2010
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Goodwill Impairment	Operating Income (Loss)
	(In thousands)
Search & Applications	$140,792	$(630)	$(11,806)	$—	$128,356
Match	122,057	153	(6,843)	—	115,367
Local	10,671	—	(2,266)	—	8,405
Media	(21,849)	(458)	(1,078)	—	(23,385)
Other	2,091	(180)	(5,479)	(28,032)	(31,600)
Corporate	(64,183)	(83,165)	—	—	(147,348)

Total	$189,579	$(84,280)	$(27,472)	$(28,032)	$49,795

	Year Ended December 31, 2009
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Amortization of Non-Cash Marketing	Goodwill Impairment	Operating (Loss) Income
	(In thousands)
Search & Applications	$103,856	$(663)	$(147,488)	$(6,494)	$(916,868)	$(967,657)
Match	94,124	(154)	(4,940)	(4,375)	—	84,655
Local	12,357	(150)	(3,234)	(4,999)	—	3,974
Media	(15,518)	(226)	(317)	—	—	(16,061)
Other	(7,493)	(620)	(1,052)	—	—	(9,165)
Corporate	(65,465)	(68,268)	—	—	—	(133,733)

Total	$121,861	$(70,081)	$(157,031)	$(15,868)	$(916,868)	$(1,037,987)

        The following tables reconcile segment assets to total assets:

	December 31, 2011
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$246,459	$526,444	$163,604	$6	$936,513
Match	190,338	667,073	156,699	21,501	1,035,611
Local	46,581	127,698	18,205	1,293	193,777
Media	25,429	15,590	1,800	—	42,819
Other	15,910	21,719	11,180	3,819	52,628
Corporate(c)	1,148,517	—	—	—	1,148,517

Total	$1,673,234	$1,358,524	$351,488	$26,619	$3,409,865

	December 31, 2010
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$260,288	$526,681	$163,604	$1,181	$951,754
Match(d)	196,177	297,974	42,118	979	537,248
Local	42,473	127,367	17,719	4,005	191,564
Media	23,252	15,759	2,400	20	41,431
Other	13,191	21,712	11,180	1,838	47,921
Corporate(c)	1,559,161	—	—	—	1,559,161

Total	$2,094,542	$989,493	$237,021	$8,023	$3,329,079

(c)
Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.

(d)
Included in the segment assets of Match at December 31, 2010 is its investment in Meetic, which was accounted for as an equity method investment. During the third quarter of 2011, Match obtained a controlling financial interest in Meetic. Accordingly, this purchase was accounted for under the acquisition method of accounting.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

NOTE 16—COMMITMENTS

        The Company leases land, office space, data center facilities and equipment used in connection with its operations under various operating leases, many of which contain escalation clauses. The Company is also committed to pay a portion of the related operating expenses under the data center lease agreement. These operating expenses are not included in the table below.

        Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2012	$22,209
2013	19,515
2014	15,494
2015	13,685
2016	13,287
Thereafter	196,098

Total	$280,288

        Expenses charged to operations under these agreements were $31.3 million, $31.1 million and $26.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company's most significant operating lease is a 77 year ground lease for IAC's headquarters building in New York City and approximates 66% of the future minimum payments due under all operating lease agreements in the table above.

        The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events, such as under letters of credit extended as follows:

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years
	(In thousands)
Guarantee and letters of credit	$8,676	$8,676	$—	$—	$—
Purchase obligations	55,757	19,394	31,697	4,666	—

Total commercial commitments	$64,433	$28,070	$31,697	$4,666	$—

        The guarantee relates to the Company's guarantee of an equity method investee's debt. The letters of credit support the Company's casualty insurance program. The purchase obligations primarily include advertising commitments, which commitments are reducible or terminable such that these commitments can never exceed associated revenue by a meaningful amount. Purchase obligations also include minimum payments due under telecommunication contracts related to data transmission lines.

CONTINGENCIES	12 Months Ended
Dec. 31, 2011
CONTINGENCIES
CONTINGENCIES

NOTE 17—CONTINGENCIES

        In the ordinary course of business, the Company is a party to various lawsuits. The Company establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. Management has also identified certain other legal matters where we believe an unfavorable outcome is not probable and, therefore, no reserve is established. Although management currently believes that resolving claims against us, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management's view of these matters may change in the future. The Company also evaluates other contingent matters, including tax contingencies, to assess the probability and estimated extent of potential loss. It is possible that an unfavorable outcome of one or more of these lawsuits or other contingencies could have a material impact on the liquidity, results of operations, or financial condition of the Company. See Note 4 for additional information related to income tax contingencies.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 18—SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental Disclosure of Non-Cash Transactions for 2011

        On February 8, 2011, in connection with the Liberty Exchange, the Company received 0.1 million shares of IAC common stock, valued at $2.9 million, in fulfillment of post-closing working capital adjustments.

        On January 31, 2011, IAC contributed The Daily Beast, previously reported in IAC's former Media & Other segment, to a newly formed venture with Harman Newsweek called The Newsweek/Daily Beast Company. IAC and Harman Newsweek operate The Newsweek/Daily Beast Company jointly.

        The consideration for the acquisition of OkCupid on January 20, 2011 includes a contingent consideration arrangement which is described in Note 5.

Supplemental Disclosure of Non-Cash Transactions for 2010

        On December 1, 2010, in accordance with the Company's stock exchange agreement with Liberty, IAC exchanged $217.9 million in cash and all the outstanding shares of Celebrate Interactive, Inc., a wholly owned subsidiary of IAC that held all the equity interests of Evite, Inc., Giftco, Inc. and IAC Advertising, LLC, for substantially all of Liberty's shares of IAC common stock and all of its shares of Class B common stock, which were valued at $364.2 million based on the closing price of IAC common stock on December 1, 2010.

        On March 10, 2010, Match and Meetic completed a transaction in which Match contributed its Latin American business ("Match Latam") and Meetic contributed Parperfeito to a newly formed venture. These contributions, along with a $3.0 million payment from Match to Meetic, resulted in each party owning a 50% equity interest in the newly formed venture, which was valued at $72 million. No gain or loss was recognized on this transaction as the fair value of the consideration received by Match equaled the fair value of the assets exchanged.

Supplemental Disclosure of Non-Cash Transactions for 2009

        The Company recorded a $4.1 million reduction to the 2008 spin-off distribution. This reflects a reduction in the Company's income tax liability and a corresponding increase in the income tax liability of the spun-off businesses as of the date of the spin-off. This reduced tax liability is primarily due to elections made by the Company pursuant to the tax sharing agreement executed in connection with the spin-off. The amount is included in the consolidated statement of shareholders' equity as an increase to additional paid-in-capital.

        On June 5, 2009, IAC completed the sale of Match Europe to Meetic. In exchange for Match Europe, IAC received a 27% stake in Meetic (approximately 6.1 million shares of Meetic common stock), valued at $154.8 million, plus a promissory note valued at $6.2 million. The promissory note was subsequently paid in the fourth quarter of 2009.

        On January 31, 2009, IAC completed the sale of ReserveAmerica to The Active Network, Inc. ("Active"). In exchange for ReserveAmerica, IAC received approximately 3.5 million shares of Active convertible preferred stock, valued at $33.3 million. No gain or loss was recognized on the sale of ReserveAmerica as the fair value of the Active convertible preferred stock received was equivalent to the carrying value of ReserveAmerica.

Supplemental Disclosure of Cash Flow Information:

        During 2010, IAC received a dividend of $11.4 million from Meetic, which the Company deemed to be a partial return of its investment. Accordingly, the dividend is reflected as a cash flow from an investing activity in the accompanying consolidated statement of cash flows.

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cash paid (received) during the period for:
Interest	$5,128	$5,113	$5,682
Income tax payments	42,094	19,311	8,397
Income tax refunds	(3,609)	(72,198)	(136,435)

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 19—RELATED PARTY TRANSACTIONS

        On December 1, 2010, the Company completed a tax-free exchange with Liberty. See Note 12 for additional information regarding this exchange.

        In connection with and following the Expedia spin-off, the Company and Expedia entered into various commercial agreements, which generally include distribution agreements, services agreements and advertising agreements, as well as a cost sharing agreement. Transactions related to these agreements have, in recent years, been immaterial. The Company and Expedia are related parties since they are under common control, given that Mr. Diller serves as Chairman and Senior Executive of both IAC and Expedia.

        In addition, each of the Company and Expedia has a 50% ownership interest in an aircraft that may be used by both companies. Members of this aircraft's flight crew are employed by an entity in which each of the Company and Expedia has a 50% ownership interest. The Company and Expedia have agreed to share costs relating to flight crew compensation and benefits pro-rata according to each company's respective usage of the aircraft, for which they are separately billed by the entity described above. From 2009 through 2011, total payments made to this entity by the Company were immaterial.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS
BENEFIT PLANS

NOTE 20—BENEFIT PLANS

        IAC has a retirement savings plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. Participating employees may contribute up to 50% of their pre-tax earnings, but not more than statutory limits. IAC contributes fifty cents for each dollar a participant contributes in this plan, with a maximum contribution of 3% of a participant's eligible earnings. Matching contributions for the plan for the years ended December 31, 2011, 2010 and 2009 were $5.0 million, $4.9 million and $4.5 million, respectively. Matching contributions are invested in the same manner as each participant's voluntary contributions in the investment options provided under the plan. Investment options in the plan include IAC common stock, but neither participant nor matching contributions are required to be invested in IAC common stock.

        IAC also has or participates in various benefit plans, principally defined contribution plans, for its international employees. IAC's contributions for these plans for the years ended December 31, 2011, 2010 and 2009 were $1.4 million, $0.4 million and $0.5 million, respectively. The increase in contributions for 2011 relates primarily to the acquisition of Meetic.

QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

NOTE 21—QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30(a)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2011
Revenue	$460,213	$485,404	$516,884	$596,943
Cost of revenue	172,718	181,472	188,642	218,412
Operating income	37,336	58,231	46,740	55,455
Earnings from continuing operations	20,168	45,630	67,973	41,798
(Loss) earnings from discontinued operations, net of tax	(1,948)	(2,488)	(3,922)	4,366
Net earnings	18,220	43,142	64,051	46,164
Net earnings attributable to IAC shareholders	18,070	42,424	64,973	48,766
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(d)	$0.22	$0.50	$0.81	$0.53
Diluted earnings per share from continuing operations(d)	$0.21	$0.46	$0.73	$0.48
Basic earnings per share(d)	$0.20	$0.47	$0.77	$0.58
Diluted earnings per share(d)	$0.19	$0.44	$0.69	$0.53

	Quarter Ended March 31(b)	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31(c)(e)
	(In thousands, except per share data)
Year Ended December 31, 2010
Revenue	$378,178	$394,244	$412,966	$451,427
Cost of revenue	131,149	140,638	147,933	174,096
Operating income (loss)	8,925	24,633	37,684	(21,447)
(Loss) earnings from continuing operations	(14,597)	15,421	22,440	(32,657)
(Loss) earnings from discontinued operations, net of tax	(4,727)	(2,586)	(4,795)	115,853
Net (loss) earnings	(19,324)	12,835	17,645	83,196
Net (loss) earnings attributable to IAC shareholders	(18,705)	13,591	17,509	86,964
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share from continuing operations(d)	$(0.12)	$0.15	$0.22	$(0.30)
Diluted (loss) earnings per share from continuing operations(d)	$(0.12)	$0.14	$0.21	$(0.30)
Basic (loss) earnings per share(d)	$(0.16)	$0.12	$0.17	$(0.90)
Diluted (loss) earnings per share(d)	$(0.16)	$0.12	$0.16	$(0.90)
(a)
The third quarter of 2011 includes an after-tax loss of $11.7 million related to marking down the carrying value of Match's 27% equity method investment in Meetic to fair value (i.e., the tender offer price of €15.00 per share) upon achieving control. The third quarter of 2011 also includes the release of a previously established deferred tax liability of $43.6 million in connection with the acquisition of Meetic.

(b)
The first quarter of 2010 includes an after-tax impairment charge of $18.3 million related to the write-down of one of the Company's equity method investments to fair value.

(c)
The fourth quarter of 2010 includes after-tax impairment charges of $30.8 million related to the write-down of the goodwill and intangible assets of Shoebuy and $11.0 million related to the write-down of an indefinite-lived intangible asset of IAC Search & Media and an after-tax impairment charge of $4.6 million related to the write-down of one of the Company's cost method investments to fair value.

(d)
Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.

Discontinued operations

(e)
The fourth quarter of 2010 includes a gain of $140.8 million related to the tax-free exchange of Evite, Gifts.com and IAC Advertising Solutions to Liberty, and an after-tax impairment charge of $31.6 million related to the write-down of the goodwill of InstantAction.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 22—SUBSEQUENT EVENTS

        On February 1, 2012, IAC's Board of Directors declared a quarterly cash dividend of $0.12 per share of common and Class B common stock outstanding to be paid to stockholders of record as of the close of business on February 15, 2012, with a payment date of March 1, 2012. Based on the Company's current shares outstanding, the total amount of this dividend will be approximately $10.4 million.

        Between January 1, 2012 and January 27, 2012, IAC repurchased 1.8 million shares of common stock for aggregate consideration of $74.1 million.

Schedule II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
Schedule II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II - VALUATION AND QUALIFYING ACCOUNTS

Schedule II

IAC/INTERACTIVECORP AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2011
Allowance for doubtful accounts and revenue reserves	$8,848	$8,898	(1)	$(329)		$(10,108	)(4)	$7,309
Sales returns accrual	913	107		—		—		1,020
Deferred tax valuation allowance	40,266	5,732	(2)	(914	)(3)	—		45,084
Other reserves	1,555							2,119
2010
Allowance for doubtful accounts and revenue reserves	$10,515	$9,013	(1)	$81		$(10,761	)(4)	$8,848
Sales returns accrual	873	40		—		—		913
Deferred tax valuation allowance	35,331	4,511	(5)	424	(6)	—		40,266
Other reserves	2,666							1,555
2009
Allowance for doubtful accounts and revenue reserves	$10,293	$10,361	(1)	$(520)		$(9,619	)(4)	$10,515
Sales returns accrual	794	79		—		—		873
Deferred tax valuation allowance	39,515	(1,728	)(7)	(2,456	)(8)	—		35,331
Other reserves	3,079							2,666
(1)
Additions to the allowance for doubtful accounts is charged to expense. Additions to the revenue reserve is charged against revenue.

(2)
Amount is primarily related to losses from equity method investments.

(3)
Amount is primary related to the net release of the valuation allowance on net benefited losses for 2011 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.

(4)
Write-off of fully reserved accounts receivable.

(5)
Amount is primarily related to net unbenefited unrealized losses including an impairment charge from equity method investments and an increase in foreign net operating losses partially offset by a write-off of previously unbenefited deferred tax assets for state capital loss carryforwards.

(6)
Amount is primary related to unbenefited unrealized losses on available-for-sale securities included in accumulated other comprehensive income.

(7)
Amount is primarily related to a decrease in state net operating losses partially offset by an increase for unbenefited state capital loss carryforwards and foreign net operating losses.

(8)
Amount is primarily related to the release of a valuation allowance on net benefited losses for 2009 unrealized gains on available-for-sale securities included in accumulated other comprehensive income.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Consolidation and Accounting for Investments

Basis of Consolidation and Accounting for Investments

        The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest, whether through voting interests or variable interests. The Company's consolidated financial statements include one variable interest entity, in which the Company has a controlling financial interest through voting rights and is also the primary beneficiary. Intercompany transactions and accounts have been eliminated.

        Investments in entities in which the Company has the ability to exercise significant influence over the operating and financial matters of the investee, but does not have a controlling financial interest, are accounted for using the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence over the operating and financial matters of the investee are accounted for using the cost method. The Company evaluates each cost and equity method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. Such impairment evaluations include, but are not limited to: the current business environment, including competition; going concern considerations such as financial condition and the rate at which the investee company utilizes cash and the investee company's ability to obtain additional financing to achieve its business plan; the need for changes to the investee company's existing business model due to changing business environments and its ability to successfully implement necessary changes; and comparable valuations. If the Company has not identified events or changes in circumstances that may have a significant adverse effect on the fair value of a cost method investment, then the fair value of such cost method investment is not estimated, as it is impracticable to do so.

Accounting Estimates

Accounting Estimates

        Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates and judgments including those related to the fair values of marketable securities and other investments, goodwill and indefinite-lived intangible assets, the useful lives and recovery of definite-lived intangible assets and property and equipment, the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts and other revenue related reserves, the reserves for income tax contingencies, the valuation allowance for deferred income tax assets and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

Revenue Recognition

Revenue Recognition

        The Company recognizes revenue when persuasive evidence of an arrangement exists, services are rendered or merchandise is delivered to customers, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received in advance of the Company's rendering of services or delivery of merchandise.

Search & Applications

        The Search & Applications segment's revenue consists principally of advertising revenue which is generated primarily through the display of paid listings in response to search queries, as well as from advertisements appearing on its destination search websites and portals and certain third party websites and the syndication of search results generated by Ask-branded destination search websites. The Company obtains the substantial majority of its paid listings from third-party providers, primarily Google Inc. ("Google"). Paid listings are priced on a price per click and when the Company delivers a user's click to a paid listing supplied by Google, Google bills the advertiser and shares a portion of its resulting paid listing fee with the Company. The Company recognizes paid listing revenue from Google when it delivers the user's click. In cases where the user's click is generated by a third party site, the Company recognizes the amount due from Google as revenue and records the revenue share obligation to the third-party site as traffic acquisition costs.

Match

        Match's revenue consists primarily of subscription fee revenue generated from customers who subscribe to online personals services on Match.com and most of Match's other personals websites. Subscription fee revenue is recognized over the terms of the applicable subscriptions, which primarily range from one to six months. Deferred revenue at Match totaled $94.9 million and $57.4 million at December 31, 2011 and 2010, respectively. Match also earns revenue from online advertising, primarily from OkCupid, which was acquired in January 2011. Online advertising revenue is recognized every time an ad is displayed.

Local

        HomeAdvisor's lead acceptance revenue is generated and recognized when an in-network home service professional is delivered a consumer lead. HomeAdvisor's activation revenue is generated through the enrollment and activation of a new home service professional. Activation revenue is initially deferred and recognized over 24 months. Prior to 2010, the period of recognition was 36 months. The change was based on an updated estimate of the economic life of an in-network home service professional. Deferred revenue totaled $3.8 million and $5.0 million at December 31, 2011 and 2010, respectively.

        CityGrid Media's revenue is primarily generated through the sale of local and national online advertising. There are several types of internet advertisements, and the way in which advertising revenue is earned varies among them. Depending upon the terms, revenue might be earned every time a user clicks on an ad, every time an ad is displayed, or every time a user clicks-through on the ad and takes a specified action on the destination site.

Media

        Revenue of media businesses included in this segment is generated primarily through online advertising, media production and subscriptions. Online advertising revenue is recognized every time an ad is displayed or over the period earned, media production revenue is recognized based on delivery and acceptance and subscription fee revenue is recognized over the terms of the applicable subscriptions, which are one month or one year.

Other

        Shoebuy's revenue consists of merchandise sales, reduced by incentive discounts and sales returns, and is recognized when delivery to the customer has occurred. Delivery is considered to have occurred when the customer takes title and assumes the risks and rewards of ownership, which is on the date of shipment. Allowances for returned merchandise are based on historical experience. Shipping and handling fees billed to customers are recorded as revenue. The costs associated with shipping goods to customers are recorded as cost of revenue.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated treasury and government agency money market funds and commercial paper rated A2/P2 or better. Internationally, cash equivalents primarily consist of AAA prime and government money market funds and time deposits.

Marketable Securities

Marketable Securities

        The Company invests in certain marketable securities, which primarily consist of short-to-intermediate-term debt securities issued by states of the U.S. and subdivisions thereof and investment grade corporate issuers. The Company only invests in marketable securities with active secondary or resale markets to ensure portfolio liquidity and the ability to readily convert investments into cash to fund current operations, or satisfy other cash requirements as needed. From time to time, the Company may invest in marketable equity securities as part of its investment strategy. All marketable securities are classified as available-for-sale and are reported at fair value. The unrealized gains and losses on marketable securities, net of tax, are included in accumulated other comprehensive income as a separate component of shareholders' equity. The specific-identification method is used to determine the cost of securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income into earnings.

        The Company employs a methodology that considers available evidence in evaluating potential other-than-temporary impairments of its investments. Investments are considered to be impaired when a decline in fair value below the amortized cost basis is determined to be other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the issuer, and whether it is not more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis, which may be maturity. If a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded in current earnings and a new cost basis in the investment is established.

Accounts Receivable

Accounts Receivable

        Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts and revenue reserves. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history, the specific customer's ability to pay its obligation to the Company and the condition of the general economy and the customer's industry. The Company writes off accounts receivable when they become uncollectible. The Company also maintains allowances to reserve for potential credits issued to customers or other revenue adjustments. The amount of these reserves are based, in part, on historical experience.

Property and Equipment

Property and Equipment

        Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

        The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation and other employee-related costs for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. The net book value of capitalized internal use software amounted to $29.2 million and $33.9 million as of December 31, 2011 and 2010, respectively.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

        Goodwill acquired in business combinations is assigned to the reporting unit(s) that are expected to benefit from the combination as of the acquisition date. The Company tests goodwill and indefinite-lived intangible assets for impairment annually as of October 1, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. If the carrying value of a reporting unit's goodwill exceeds its implied fair value, an impairment loss equal to the excess is recorded. If the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value, an impairment loss equal to the excess is recorded. See Note 6 for discussion of impairment charges recorded in 2010 and 2009. There were no impairment charges recorded in 2011.

        The Company's reporting units are consistent with its determination of its operating segments. Goodwill is tested for impairment at the reporting unit level. The Company's operating segments, reporting units and reportable segments are as follows:

Operating Segment and Reporting Unit	Reportable Segment
IAC Search & Media	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other

        Media and Other includes other operating segments that do not have goodwill. See Note 15 for additional information regarding the Company's method of determining operating and reportable segments.

        The fair value of each of the Company's seven reporting units exceed their carrying values by more than 20% at October 1, 2011, the date of our most recent annual impairment assessment.

Long-Lived Assets and Intangible Assets with Definite Lives

Long-Lived Assets and Intangible Assets with Definite Lives

        Long-lived assets, which consist of property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the period in which the economic benefits of the asset will be realized.

Fair Value Measurements

Fair Value Measurements

        The Company categorizes its assets and liabilities measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

  •
  Level 1: Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

  •
  Level 2: Other inputs that are observable directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair value of the Company's Level 2 financial assets is primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

  •
  Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the asset or liability. See Note 9 for a discussion of assets measured at fair value using Level 3 inputs.

        The Company's non-financial assets, such as goodwill, intangible assets and property and equipment, as well as equity and cost method investments, are measured at fair value only when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs. See Note 6 for a discussion of goodwill and intangible asset impairment charges and Note 8 for a discussion of impairment charges related to equity and cost method investments.

Traffic Acquisition Costs

Traffic Acquisition Costs

        Traffic acquisition costs consist of payments made to partners who distribute our B2B customized browser-based applications, integrate our paid listings into their websites or direct traffic to our websites. These payments include amounts based on revenue share and other arrangements. The Company expenses these payments as a component of cost of revenue in the accompanying consolidated statement of operations.

Advertising Costs (excluding Amortization of Non-Cash Marketing)

Advertising Costs (excluding Amortization of Non-Cash Marketing)

        Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines and third parties that distribute our B2C downloadable applications, and offline marketing, principally television and radio advertising. Advertising expense was $497.2 million, $371.2 million and $347.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company capitalizes and amortizes the costs associated with certain distribution arrangements that require it to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our B2C operations. These fees are amortized over the estimated useful lives of the access points to the extent the Company can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.

Amortization of Non-cash Marketing

Amortization of Non-Cash Marketing

        Amortization of non-cash marketing consists of non-cash advertising credits secured from Universal Television as part of the transaction pursuant to which Vivendi Universal Entertainment LLLP ("VUE") was created, and the subsequent transaction by which IAC sold its partnership interests in VUE (collectively referred to as the "NBC Universal Advertising"). The NBC Universal Advertising was available for television advertising on various NBC Universal network and cable channels without any cash cost. All NBC Universal Advertising credits were used prior to December 31, 2009.

Legal Costs
Legal Costs Legal costs are expensed as incurred.

Income Taxes

Income Taxes

        The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, on potential tax contingencies as a component of income tax expense.

        The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Earnings Per Share

Earnings Per Share

        Basic earnings per share ("Basic EPS") is computed by dividing net earnings attributable to IAC shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Foreign Currency Translation and Transaction Gains and Losses

Foreign Currency Translation and Transaction Gains and Losses

        The financial position and operating results of substantially all foreign operations are consolidated using the local currency as the functional currency. Local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders' equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the consolidated statement of operations as a component of other income (expense), net.

        Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income into earnings. Such gains totaled $9.2 million during the year ended December 31, 2011 and are included in "Loss from discontinued operations, net of tax" in the accompanying consolidated statement of operations.

Stock-Based Compensation

Stock-Based Compensation

        Stock-based compensation is measured at the grant date based on the fair value of the award and expensed over the requisite service period. See Note 14 for a further description of the Company's stock-based compensation plans.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

        In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. These put and call arrangements become exercisable by the Company and the counter-party at various dates over the next five years. During 2011, one of these arrangements became exercisable. There were no put and call arrangements that became exercisable during 2010. These put arrangements are exercisable by the counter-party outside the control of the Company. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2011, 2010 and 2009, the Company recorded adjustments of $4.3 million, $(2.1) million and $1.0 million, respectively, to increase (reduce) these interests to fair value.

        Noncontrolling interests in the consolidated subsidiaries of the Company should ordinarily be reported on the consolidated balance sheet within shareholders' equity, separately from the Company's equity. However, in accordance with Accounting Standards Update ("ASU") 2009-04, "Accounting for Redeemable Equity Investments-Amendment to ASC 480-10-S99", securities that are redeemable at the option of the holder and not solely within the control of the issuer, must be classified outside of shareholders' equity. Accordingly, if redemption of the noncontrolling interests is outside the control of the Company, the interests are included in the mezzanine section of the accompanying consolidated balance sheet, outside of shareholders' equity.

        Redeemable noncontrolling interests at December 31, 2011 primarily relate to Meetic and certain operations included in the Media and Other segments. Redeemable noncontrolling interests at December 31, 2010 primarily relate to the international operations of Match and certain operations included in the Media and Other segments. Redeemable noncontrolling interests at December 31, 2009 primarily relate to certain operations included in the Media and Other segments.

Noncontrolling Interests
Noncontrolling Interests Noncontrolling interests at December 31, 2011 relate to Meetic.

Certain Risks and Concentrations

Certain Risks and Concentrations

        A substantial portion of the Company's revenue is attributable to online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in customer buying behavior or advertiser spending behavior could adversely affect our operating results. A significant component of the Company's revenue is attributable to a paid listing supply agreement with Google, which expires on March 31, 2016. For the years ended December 31, 2011, 2010 and 2009, revenue earned from Google was $970.4 million, $727.9 million and $561.9 million, respectively. This revenue was earned by the businesses comprising the Search & Applications segment. Accounts receivable related to revenue earned from Google totaled $105.7 million and $70.5 million at December 31, 2011 and 2010, respectively.

        The Company's business is subject to certain risks and concentrations including dependence on third party technology providers, exposure to risks associated with online commerce security and credit card fraud.

        Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 10 Years

Schedule of operating segments, reporting units and reportable segments

Operating Segment and Reporting Unit	Reportable Segment
IAC Search & Media	Search & Applications
Match	Match
HomeAdvisor	Local
CityGrid Media	Local
Connected Ventures	Media
DailyBurn	Media
Shoebuy	Other

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Schedule of other current assets

	December 31,
	2011	2010
	(In thousands)
Deferred income taxes	$41,045	$34,921
Prepaid expenses	19,769	14,560
Capitalized downloadable search toolbar costs, net	17,704	15,804
Income taxes receivable	7,728	19,831
Other	26,009	33,192

Other current assets	$112,255	$118,308

Schedule of property and equipment, net

	December 31,
	2011	2010
	(In thousands)
Buildings and leasehold improvements	$235,737	$234,328
Computer equipment and capitalized software	186,016	183,055
Furniture and other equipment	43,156	41,930
Projects in progress	7,643	2,944
Land	5,117	5,117

	477,669	467,374
Less: accumulated depreciation and amortization	(218,081)	(199,446)

Property and equipment, net	$259,588	$267,928

Schedule of other non-current assets

	December 31,
	2011	2010
	(In thousands)
Income taxes receivable	$58,870	$56,675
Other	21,891	25,233

Other non-current assets	$80,761	$81,908

Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2010
	(In thousands)
Accrued employee compensation and benefits	$83,692	$56,878
Accrued revenue share expense	80,434	58,097
Accrued advertising expense	68,782	43,418
Other	110,582	63,930

Accrued expenses and other current liabilities	$343,490	$222,323

Schedule of redeemable noncontrolling interests

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Balance at January 1	$59,869	$28,180	$22,771
Noncontrolling interests related to acquisition of Meetic	36,656	—	—
Noncontrolling interests related to the acquisition of a business contributed to a consolidated Latin American venture	—	20,250	—
Noncontrolling interests created by a decrease in the ownership of a subsidiary contributed to a consolidated Latin American venture	—	15,750	—
Noncontrolling interests related to other acquisitions	—	3,333	3,561
Decrease in redeemable noncontrolling interests in a consolidated Latin American venture resulting from the acquisition of Meetic	(37,917)	—	—
Purchase of noncontrolling interests	(5,779)	—	(216)
Distribution to owners of noncontrolling interests	(1,755)	—	—
Contribution from owners of noncontrolling interests	199	79	1,750
Net loss attributable to noncontrolling interests	(239)	(5,007)	(1,090)
Change in fair value of redeemable noncontrolling interests	4,273	(2,059)	1,033
Change in foreign currency translation adjustment	(2,968)	(267)	371
Other	(1,990)	(390)	—

Balance at December 31	$50,349	$59,869	$28,180

Schedule of accumulated other comprehensive (loss) income

	December 31,
	2011	2010
	(In thousands)
Foreign currency translation adjustment, net of tax	$(25,174)	$16,027
Unrealized gains on available-for-sale securities, net of tax	12,731	1,519

Accumulated other comprehensive (loss) income	$(12,443)	$17,546

Revenue

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Service revenue	$1,932,289	$1,522,217	$1,240,787
Product revenue	127,155	114,598	105,908

Revenue	$2,059,444	$1,636,815	$1,346,695

Cost of revenue

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cost of service revenue	$666,424	$508,640	$352,824
Cost of product revenue	94,820	85,176	77,025

Cost of revenue	$761,244	$593,816	$429,849

Schedule of other income (expense), net

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Interest income	$5,205	$6,517	$10,218
Interest expense	(5,430)	(5,404)	(5,823)
Non-income tax refunds related to Match Europe	4,630	—	—
Foreign currency exchange gains, net	3,660	314	1,228
Gain on sales of investments	1,974	3,989	28,835
Impairment of long-term investments	—	(7,844)	(343)
Gain on sale of Match Europe	—	—	132,244
Impairment of shares of Arcandor AG ("ARO") stock	—	—	(4,593)
Net decrease in the fair value of the derivative asset related to ARO stock	—	—	(58,097)
Other	21	995	1,333

Other income (expense), net	$10,060	$(1,433)	$105,002

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of U.S. and foreign earnings (loss) from continuing operations before income taxes

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
U.S.	$142,623	$20,603	$(1,046,009)
Foreign	28,899	2,083	99,010

Total	$171,522	$22,686	$(946,999)

Schedule of (benefit) provision for income taxes attributable to continuing operations

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current income tax provision (benefit):
Federal	$49,450	$27,271	$(23,186)
State	(26,510)	7,785	2,744
Foreign	8,496	3,097	2,209

Current income tax provision (benefit)	31,436	38,153	(18,233)

Deferred income tax (benefit) provision:
Federal	(23,293)	(7,031)	29,287
State	639	1,646	(769)
Foreign	(12,829)	(689)	(811)

Deferred income tax (benefit) provision	(35,483)	(6,074)	27,707

Income tax (benefit) provision	$(4,047)	$32,079	$9,474

Schedule of tax effects of cumulative temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities

	December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
Accrued expenses	$25,130	$18,361
Net operating loss carryforwards	31,000	35,298
Tax credit carryforwards	10,518	12,765
Stock-based compensation	84,543	68,633
Income tax reserves, including related interest	57,016	64,191
Intangible and other assets	—	10,339
Equity method investments	12,850	—
Other	22,490	32,103

Total deferred tax assets	243,547	241,690
Less valuation allowance	(45,084)	(40,266)

Net deferred tax assets	198,463	201,424

Deferred tax liabilities:
Property and equipment	(16,264)	(16,648)
Investment in subsidiaries	(374,282)	(378,704)
Intangible and other assets	(56,597)	—
Equity method investments	—	(32,601)
Other	(11,437)	(8,124)

Total deferred tax liabilities	(458,580)	(436,077)

Net deferred tax liability	$(260,117)	$(234,653)

Schedule of reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Income tax provision (benefit) at the federal statutory rate of 35%	$60,033	$7,940	$(331,450)
Release of deferred tax liability associated with investment in Meetic	(43,696)	—	—
Change in tax reserves, net	(15,493)	8,696	14,558
Foreign income taxed at a different statutory tax rate	(11,774)	(4,957)	(182)
Net adjustment related to the reconciliation of income tax provision (benefit) accruals to tax returns	(7,298)	(38)	(370)
Federal valuation allowance on equity method investments	4,595	2,420	1,947
State income taxes, net of effect of federal tax benefit	5,592	5,310	1,916
Foreign tax credits	(1,076)	(5,255)	(5,200)
Non-deductible impairments of goodwill and intangible assets	—	13,661	315,886
Non-deductible goodwill associated with the sale of Match Europe	—	—	9,175
Other, net	5,070	4,302	3,194

Income tax (benefit) provision	$(4,047)	$32,079	$9,474

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest

	December 31,
	2011	2010	2009
	(In thousands)
Balance at January 1	$389,909	$394,294	$372,633
Additions based on tax positions related to the current year	1,749	3,060	2,333
Additions for tax positions of prior years	9,560	9,897	35,432
Reductions for tax positions of prior years	(26,595)	(13,164)	(14,991)
Settlements	(16,810)	(1,025)	(1,113)
Expiration of applicable statute of limitations	(6,252)	(3,153)	—

Balance at December 31	$351,561	$389,909	$394,294

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
Schedule of fair value at date of acquisition

(In thousands)
Shares acquired pursuant to tender offer	$272,032
Equity method investment in Meetic	132,652
Noncontrolling interests, including the fair value of unvested stock awards attributable to pre-acquisition services	101,487

Total	$506,171

Schedule of allocation of the purchase price

(In thousands)
Cash and cash equivalents	$74,562
Other current assets	22,356
Property and equipment	9,269
Goodwill	313,314
Intangible assets	162,493
Other assets	40,800

Total assets	622,794
Current liabilities	(49,382)
Current deferred tax liability	(12,289)
Other liabilities	(2,575)
Non-current deferred tax liabilities	(52,377)

Net assets	$506,171

Schedule of intangible assets acquired

	(In thousands)	Weighted-Average Amortization Life (Years)
Indefinite-lived trade names	$129,438	Indefinite
Customer lists	18,138	1
Technology	14,917	2

Total	$162,493

Schedule of pro forma financial information

	Years Ended December 31,
	2011	2010
	(In thousands, except per share data)
Revenue	$2,263,986	$1,853,199
Net earnings attributable to IAC shareholders	213,350	94,457
Basic earnings per share attributable to IAC shareholders	2.46	0.89
Diluted earnings per share attributable to IAC shareholders	2.26	0.89

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill and intangible assets, net

	December 31,
	2011	2010
	(In thousands)
Goodwill	$1,358,524	$989,493
Intangible assets with indefinite lives	351,488	237,021
Intangible assets with definite lives, net	26,619	8,023

Total goodwill and intangible assets, net	$1,736,631	$1,234,537

Schedule of goodwill by reporting unit, including the changes in the carrying value

	Balance as of December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance as of December 31, 2011
	(In thousands)
IAC Search & Media	$526,681	$—	$(237)	$—	$526,444

Search & Applications	526,681	—	(237)	—	526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751

Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323

Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719

Other	21,712	7	—	—	21,719

Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

	Balance as of December 31, 2009	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance as of December 31, 2010
	(In thousands)
IAC Search & Media	$527,604	$—	$(923)	$—	$—	$526,681

Search & Applications	527,604	—	(923)	—	—	526,681
Match	253,812	37,375	—	—	6,787	297,974
HomeAdvisor	110,689	—	—	—	(772)	109,917
CityGrid Media	17,450	—	—	—	—	17,450

Local	128,139	—	—	—	(772)	127,367
Connected Ventures	8,436	—	—	—	—	8,436
DailyBurn	—	7,323	—	—	—	7,323

Media	8,436	7,323	—	—	—	15,759
Shoebuy	49,744	—	—	(28,032)	—	21,712

Other	49,744	—	—	(28,032)	—	21,712

Total	$967,735	$44,698	$(923)	$(28,032)	$6,015	$989,493

Schedule of intangible assets with definite lives

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier agreements	8,946	(5,298)	3,648	6.4
Other	6,063	(4,592)	1,471	3.4

Total	$49,204	$(22,585)	$26,619	2.6

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Supplier agreements	$7,100	$(4,668)	$2,432	6.7
Customer lists	5,534	(5,298)	236	1.3
Technology	3,100	(1,817)	1,283	3.0
Other	8,871	(4,799)	4,072	4.2

Total	$24,605	$(16,582)	$8,023	4.1

Schedule of expected amortization of intangible assets with definite-lives

Years Ending December 31,	(In thousands)
2012	$18,712
2013	6,176
2014	669
2015	607
2016	455

$26,619

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES
Schedule of available-for-sale marketable securities

At December 31, 2011, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323

Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667

Total marketable securities	$165,035	$697	$(37)	$165,695

        At December 31, 2010, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$237,406	$773	$(16)	$238,163
States of the U.S. and state political subdivisions	110,478	373	(230)	110,621
U.S. Treasury securities	199,881	18	—	199,899

Total debt securities	547,765	1,164	(246)	548,683
Equity security	12,896	2,418	—	15,314

Total marketable securities	$560,661	$3,582	$(246)	$563,997

Schedule of contractual maturities of debt securities classified as available-for-sale

The contractual maturities of debt securities classified as available-for-sale at December 31, 2011 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$68,375	$68,545
Due after one year through five years	92,004	92,483

Total	$160,379	$161,028

Summary of investments with continuous unrealized loss position

	December 31,
	2011		2010
	(In thousands)
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt securities	$12,920	$(15)	$34,552	$(16)
States of the U.S. and state political subdivisions	11,711	(22)	39,171	(230)

Total	$24,631	$(37)	$73,723	$(246)

Schedule of proceeds from maturities and sales of available-for-sale marketable securities and the related gross realized gains and losses

	December 31,
	2011	2010	2009
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$600,149	$768,650	$293,629
Gross realized gains	2,482	4,802	42,372
Gross realized losses	(41)	(19)	(12,414)

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
Schedule of long-term investments

	December 31,
	2011	2010
	(In thousands)
Equity method investments	$10,873	$148,607
Cost method investments	82,318	39,014
Auction rate securities	5,870	13,100
Long-term marketable equity securities	74,691	—

Total long-term investments	$173,752	$200,721

Schedule of equity method investments

	December 31,		Percent Ownership of Common Stock
	2011	2010
	(In thousands)
Meetic (Europe)	$—	$130,043	See Note 5
Other	10,873	18,564

Total equity method investments included in long-term investments	10,873	148,607
The Newsweek/Daily Beast Company (United States) included in accrued expenses and other current liabilities	(8,186)	—	50%

Total equity method investments	$2,687	$148,607

Schedule of summarized aggregated financial information of equity method investments

	December 31,
	2011	2010
	(In thousands)
Balance sheet data(a):
Current assets	$42,527	$83,948
Non-current assets	45,852	388,518
Current liabilities	(47,085)	(89,505)
Non-current liabilities	(11,044)	(18,900)

	Twelve Months Ended December 31,
	2011	2010	2009
	(In thousands)
Operating data(a):
Net sales	$368,433	$275,584	$114,128
Gross profit	105,749	67,716	36,900
Net (loss) income	(17,636)	14,083	(4,966)
(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Treasury and government agency money market funds	$321,314	$—	$—	$321,314
Commercial paper	—	237,942	—	237,942
Time deposits	—	4,750	—	4,750
Marketable securities:
Corporate debt securities	—	48,705	—	48,705
States of the U.S. and state political subdivisions	—	112,323	—	112,323
Equity security	4,667	—	—	4,667
Long-term investments:
Auction rate security	—	—	5,870	5,870
Marketable equity securities	74,691	—	—	74,691

Total	$400,672	$403,720	$5,870	$810,262

Liabilities:
Contingent consideration arrangement	$—	$—	$(10,000)	$(10,000)

Schedule of changes in assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	For the Year Ended
	December 31, 2011		December 31, 2010
	Auction Rate Securities	Contingent Consideration Arrangement	Auction Rate Securities
	(In thousands)
Balance at January 1	$13,100	$—	$12,635
Total net (losses) gains (realized and unrealized):
Included in other comprehensive income	(2,230)	—	465
Fair value at date of acquisition	—	(40,000)	—
Settlements	(5,000)	30,000	—

Balance at December 31	$5,870	$(10,000)	$13,100

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
Schedule of fair values of the financial instruments

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Assets:
Cash and cash equivalents	$704,153	$704,153	$742,099	$742,099
Marketable securities	165,695	165,695	563,997	563,997
Auction rate securities	5,870	5,870	13,100	13,100
Long-term marketable equity securities	74,691	74,691	—	—
Notes receivable	3,424	3,058	3,316	2,818
Liabilities:
Contingent consideration arrangement	(10,000)	(10,000)	—	—
Long-term debt	(95,844)	(93,339)	(95,844)	(83,363)
Guarantee of an equity method investee's debt	(5,000)	(5,000)	—	—
Letters of credit and surety bond	N/A	(312)	N/A	(362)

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
Schedule of long-term debt

	December 31,
	2011	2010
	(In thousands)
7.00% Senior Notes due January 15, 2013; interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000

Long-term debt	$95,844	$95,844

Schedule of aggregate contractual maturities of long-term debt

Years Ending December 31,	(In thousands)
2013	$15,844
2035	80,000

$95,844

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
Schedule of changes in outstanding warrants

	December 31, 2011
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2011	18,297	$28.07
Exercised	(3,949)	26.90

Outstanding at December 31, 2011	14,348	$28.40

Schedule of warrants outstanding by Tranche issued in Vivendi deal

	Expiration Date	Number of IAC Common Shares Underlying Warrants Outstanding At December 31, 2011	Average Strike per IAC Share
		(In thousands)
Issued in Vivendi deal:
Tranche 1	5/7/12	9,836	$26.86
Tranche 2	5/7/12	4,512	$31.75

		14,348	$28.40

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
Computation of basic and diluted earnings (loss) per share

	Years Ended December 31,
	2011		2010		2009
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Earnings (loss) from continuing operations	$175,569	$175,569	$(9,393)	$(9,393)	$(956,473)	$(956,473)
Net loss attributable to noncontrolling interests	2,656	2,656	5,007	5,007	1,090	1,090

Earnings (loss) from continuing operations attributable to IAC shareholders	178,225	178,225	(4,386)	(4,386)	(955,383)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders(a)	(3,992)	(3,992)	103,745	103,745	(23,439)	(23,439)

Net earnings (loss) attributable to IAC shareholders	$174,233	$174,233	$99,359	$99,359	$(978,822)	$(978,822)

Denominator:
Weighted average basic shares outstanding	86,755	86,755	106,274	106,274	138,599	138,599
Dilutive securities including stock options, warrants and RSUs(b)(c)(d)	—	7,566	—	—	—	—

Denominator for earnings per share—weighted average shares(b)(c)(d)	86,775	94,321	106,274	106,274	138,599	138,599

Earnings (loss) per share attributable to IAC shareholders:
Earnings (loss) per share from continuing operations	$2.05	$1.89	$(0.04)	$(0.04)	$(6.89)	$(6.89)
Discontinued operations, net of tax	(0.04)	(0.04)	0.97	0.97	(0.17)	(0.17)

Earnings (loss) per share	$2.01	$1.85	$0.93	$0.93	$(7.06)	$(7.06)

(a)
Amounts in 2010 include the gain on the Liberty Exchange.

(b)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and warrants and vesting of restricted stock units ("RSUs"). For the year ended December 31, 2011, approximately 1.0 million shares related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(c)
For the years ended December 31, 2010 and 2009, the Company had losses from continuing operations and as a result, no potentially dilutive securities were included in the denominator for computing dilutive earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute all earnings per share amounts. For the years ended December 31, 2010 and 2009, approximately 36.3 million and 36.2 million shares, respectively, related to potentially dilutive securities were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(d)
There are no performance-based units ("PSUs") included in the denominator for earnings per share as the performance conditions have not been met for the respective reporting periods. For the years ended December 31, 2011, 2010 and 2009 approximately 3.1 million, 2.9 million and 1.8 million PSUs are excluded from the calculation of diluted earnings per share.

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of changes in outstanding stock options

	December 31, 2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2011	13,418	$22.06
Granted	2,563	32.37
Exercised	(4,733)	22.03
Forfeited	(683)	17.66
Expired	(40)	19.79

Outstanding at December 31, 2011	10,525	$24.88	7.1	$186,474

Options exercisable	3,871	$23.30	5.2	$74,704

Schedule of information about stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2011	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
	(Shares in thousands)
$0.01 to $10.00	28	1.4	$4.46	28	1.4	$4.46
$10.01 to $20.00	3,080	6.3	16.54	1,650	5.7	16.31
$20.01 to $30.00	3,483	6.6	22.02	1,473	5.6	22.56
$30.01 to $40.00	3,156	9.2	32.20	19	2.1	33.79
$40.01 to $50.00	778	4.1	41.76	701	3.4	41.80

	10,525	7.1	$24.88	3,871	5.2	$23.30

Schedule of weighted average assumptions used in Black-Scholes option pricing model

	Years Ended December 31,
	2011	2010	2009
Expected volatility	30%	30%	59%
Risk-free interest rate	2.3%	2.4%	2.1%
Expected term	6.1 years	5.6 years	4.9 years
Dividend yield	0	0	0

Schedule of outstanding nonvested RSUs and PSUs

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2011	1,568	$24.78	3,898	$21.52
Granted	126	35.27	1,332	32.14
Vested	(1,060)	22.79	—	—
Forfeited	(74)	23.91	(689)	22.95

Nonvested at December 31, 2011	560	$31.06	4,541	$24.41

(a)
Included in the table are PSUs which cliff vest at the end of two or three years in varying amounts depending upon certain performance conditions. The PSU table above includes these awards at their maximum.

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Schedule of reconciliation of revenues from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Revenue:
Search & Applications	$1,040,507	$805,284	$649,642
Match	518,027	400,723	342,598
Local	303,418	263,749	230,426
Media	70,164	49,692	14,833
Other	128,065	118,749	110,765
Inter-segment elimination	(737)	(1,382)	(1,569)

Total	$2,059,444	$1,636,815	$1,346,695

Schedule of reconciliation of operating income from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Operating Income (Loss):
Search & Applications	$204,006	$128,356	$(967,657)
Match	137,555	115,367	84,655
Local	25,533	8,405	3,974
Media	(16,275)	(23,385)	(16,061)
Other	(3,896)	(31,600)	(9,165)
Corporate	(149,161)	(147,348)	(133,733)

Total	$197,762	$49,795	$(1,037,987)

Schedule of reconciliation of Operating Income Before Amortization from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Operating Income Before Amortization(a):
Search & Applications	$204,980	$140,792	$103,856
Match	156,274	122,057	94,124
Local	28,284	10,671	12,357
Media	(15,845)	(21,849)	(15,518)
Other	(2,499)	2,091	(7,493)
Corporate	(62,787)	(64,183)	(65,465)

Total	$308,407	$189,579	$121,861

(a)
The Company's primary metric is Operating Income Before Amortization, which is defined as operating income excluding, if applicable: (1) non-cash compensation expense, (2) amortization of non-cash marketing, (3) amortization and impairment of intangibles, (4) goodwill impairment and (5) one-time items. The Company believes this measure is useful to investors because it represents the operating results from IAC's segments, taking into account depreciation, which it believes is an ongoing cost of doing business, but excluding the effects of any other non-cash expenses. Operating Income Before Amortization has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses, including non-cash compensation, non-cash marketing, and acquisition related accounting. IAC endeavors to compensate for the limitations of the non-U.S. GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-U.S. GAAP measure.

Schedule of reconciliation of segment assets to consolidated assets

	December 31,
	2011	2010
	(In thousands)
Segment Assets(b):
Search & Applications	$246,459	$260,288
Match	190,338	196,177
Local	46,581	42,473
Media	25,429	23,252
Other	15,910	13,191
Corporate	1,148,517	1,559,161

Total	$1,673,234	$2,094,542

(b)  Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.

Schedule of reconciliation of depreciation from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Depreciation:
Search & Applications	$25,484	$35,754	$31,395
Match	10,780	11,042	9,821
Local	10,388	7,785	6,259
Media	703	245	169
Other	851	828	2,575
Corporate	8,513	8,243	11,172

Total	$56,719	$63,897	$61,391

Schedule of reconciliation of capital expenditures from segments to consolidated

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Capital expenditures:
Search & Applications	$8,698	$17,169	$16,913
Match	17,447	10,087	7,814
Local	9,299	10,513	7,482
Media	905	474	273
Other	970	951	1,221
Corporate	2,635	635	235

Total	$39,954	$39,829	$33,938

Schedule of revenue and long-lived assets, excluding goodwill and intangible assets, by geographical segments

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Revenue
United States	$1,583,322	$1,359,655	$1,138,820
All other countries	476,122	277,160	207,875

Total	$2,059,444	$1,636,815	$1,346,695

	December 31,
	2011	2010
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$246,550	$267,060
All other countries	13,038	868

Total	$259,588	$267,928

Schedule of reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments

	Year Ended December 31, 2011
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$204,980	$202	$(1,176)	$204,006
Match	156,274	(1,642)	(17,077)	137,555
Local	28,284	—	(2,751)	25,533
Media	(15,845)	(427)	(3)	(16,275)
Other	(2,499)	(347)	(1,050)	(3,896)
Corporate	(62,787)	(86,374)	—	(149,161)

Total	$308,407	$(88,588)	$(22,057)	$197,762

	Year Ended December 31, 2010
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Goodwill Impairment	Operating Income (Loss)
	(In thousands)
Search & Applications	$140,792	$(630)	$(11,806)	$—	$128,356
Match	122,057	153	(6,843)	—	115,367
Local	10,671	—	(2,266)	—	8,405
Media	(21,849)	(458)	(1,078)	—	(23,385)
Other	2,091	(180)	(5,479)	(28,032)	(31,600)
Corporate	(64,183)	(83,165)	—	—	(147,348)

Total	$189,579	$(84,280)	$(27,472)	$(28,032)	$49,795

	Year Ended December 31, 2009
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Amortization of Non-Cash Marketing	Goodwill Impairment	Operating (Loss) Income
	(In thousands)
Search & Applications	$103,856	$(663)	$(147,488)	$(6,494)	$(916,868)	$(967,657)
Match	94,124	(154)	(4,940)	(4,375)	—	84,655
Local	12,357	(150)	(3,234)	(4,999)	—	3,974
Media	(15,518)	(226)	(317)	—	—	(16,061)
Other	(7,493)	(620)	(1,052)	—	—	(9,165)
Corporate	(65,465)	(68,268)	—	—	—	(133,733)

Total	$121,861	$(70,081)	$(157,031)	$(15,868)	$(916,868)	$(1,037,987)

Schedule of reconciliation of segment assets to total assets

	December 31, 2011
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$246,459	$526,444	$163,604	$6	$936,513
Match	190,338	667,073	156,699	21,501	1,035,611
Local	46,581	127,698	18,205	1,293	193,777
Media	25,429	15,590	1,800	—	42,819
Other	15,910	21,719	11,180	3,819	52,628
Corporate(c)	1,148,517	—	—	—	1,148,517

Total	$1,673,234	$1,358,524	$351,488	$26,619	$3,409,865

	December 31, 2010
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$260,288	$526,681	$163,604	$1,181	$951,754
Match(d)	196,177	297,974	42,118	979	537,248
Local	42,473	127,367	17,719	4,005	191,564
Media	23,252	15,759	2,400	20	41,431
Other	13,191	21,712	11,180	1,838	47,921
Corporate(c)	1,559,161	—	—	—	1,559,161

Total	$2,094,542	$989,493	$237,021	$8,023	$3,329,079

(c)
Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.

(d)
Included in the segment assets of Match at December 31, 2010 is its investment in Meetic, which was accounted for as an equity method investment. During the third quarter of 2011, Match obtained a controlling financial interest in Meetic. Accordingly, this purchase was accounted for under the acquisition method of accounting.

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS
Schedule of future minimum payments under operating lease agreements

Years Ending December 31,	(In thousands)
2012	$22,209
2013	19,515
2014	15,494
2015	13,685
2016	13,287
Thereafter	196,098

Total	$280,288

Schedule of commercial commitments outstanding

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years
	(In thousands)
Guarantee and letters of credit	$8,676	$8,676	$—	$—	$—
Purchase obligations	55,757	19,394	31,697	4,666	—

Total commercial commitments	$64,433	$28,070	$31,697	$4,666	$—

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental disclosure of cash flow information

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cash paid (received) during the period for:
Interest	$5,128	$5,113	$5,682
Income tax payments	42,094	19,311	8,397
Income tax refunds	(3,609)	(72,198)	(136,435)

QUARTERLY RESULTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS (UNAUDITED)
Schedule of quarterly results

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30(a)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2011
Revenue	$460,213	$485,404	$516,884	$596,943
Cost of revenue	172,718	181,472	188,642	218,412
Operating income	37,336	58,231	46,740	55,455
Earnings from continuing operations	20,168	45,630	67,973	41,798
(Loss) earnings from discontinued operations, net of tax	(1,948)	(2,488)	(3,922)	4,366
Net earnings	18,220	43,142	64,051	46,164
Net earnings attributable to IAC shareholders	18,070	42,424	64,973	48,766
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(d)	$0.22	$0.50	$0.81	$0.53
Diluted earnings per share from continuing operations(d)	$0.21	$0.46	$0.73	$0.48
Basic earnings per share(d)	$0.20	$0.47	$0.77	$0.58
Diluted earnings per share(d)	$0.19	$0.44	$0.69	$0.53

	Quarter Ended March 31(b)	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31(c)(e)
	(In thousands, except per share data)
Year Ended December 31, 2010
Revenue	$378,178	$394,244	$412,966	$451,427
Cost of revenue	131,149	140,638	147,933	174,096
Operating income (loss)	8,925	24,633	37,684	(21,447)
(Loss) earnings from continuing operations	(14,597)	15,421	22,440	(32,657)
(Loss) earnings from discontinued operations, net of tax	(4,727)	(2,586)	(4,795)	115,853
Net (loss) earnings	(19,324)	12,835	17,645	83,196
Net (loss) earnings attributable to IAC shareholders	(18,705)	13,591	17,509	86,964
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share from continuing operations(d)	$(0.12)	$0.15	$0.22	$(0.30)
Diluted (loss) earnings per share from continuing operations(d)	$(0.12)	$0.14	$0.21	$(0.30)
Basic (loss) earnings per share(d)	$(0.16)	$0.12	$0.17	$(0.90)
Diluted (loss) earnings per share(d)	$(0.16)	$0.12	$0.16	$(0.90)
(a)
The third quarter of 2011 includes an after-tax loss of $11.7 million related to marking down the carrying value of Match's 27% equity method investment in Meetic to fair value (i.e., the tender offer price of €15.00 per share) upon achieving control. The third quarter of 2011 also includes the release of a previously established deferred tax liability of $43.6 million in connection with the acquisition of Meetic.

(b)
The first quarter of 2010 includes an after-tax impairment charge of $18.3 million related to the write-down of one of the Company's equity method investments to fair value.

(c)
The fourth quarter of 2010 includes after-tax impairment charges of $30.8 million related to the write-down of the goodwill and intangible assets of Shoebuy and $11.0 million related to the write-down of an indefinite-lived intangible asset of IAC Search & Media and an after-tax impairment charge of $4.6 million related to the write-down of one of the Company's cost method investments to fair value.

(d)
Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.

Discontinued operations

(e)
The fourth quarter of 2010 includes a gain of $140.8 million related to the tax-free exchange of Evite, Gifts.com and IAC Advertising Solutions to Liberty, and an after-tax impairment charge of $31.6 million related to the write-down of the goodwill of InstantAction.

ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 brand item country	Dec. 31, 2010	Sep. 30, 2011 Meetic Match	Dec. 31, 2011 Meetic Match
ORGANIZATION
Minimum number of brands owned by the company		150
Organization
Number of monthly visits to company websites		1,200,000,000
Number of countries where the company has consumer audiences		30
Ownership stake (as a percent)				81.00%	81.00%
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900		$ 217,921

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010 M	Dec. 31, 2009 M
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of variable interest entities in which entity is primary beneficiary	1
Match
Deferred revenue
Deferred revenue	$ 94.9	$ 57.4
Match | Minimum
Deferred revenue
Revenue recognition period (in months)	1
Match | Maximum
Deferred revenue
Revenue recognition period (in months)	6
Local
Deferred revenue
Revenue recognition period (in months)	24	24	36
Deferred revenue	$ 3.8	$ 5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010
Cash and cash equivalents
Maturity period from date of purchase, short-term investments classified as cash equivalents, less than (in days)	91
Property and equipment
Net book value	$ 259,588	$ 267,928
Buildings and leasehold improvements
Property and equipment
Estimated Useful Lives, minimum (in years)	3
Estimated Useful Lives, maximum (in years)	39
Computer equipment and capitalized software
Property and equipment
Estimated Useful Lives, minimum (in years)	2
Estimated Useful Lives, maximum (in years)	3
Capitalized internal use software
Property and equipment
Net book value	$ 29,200	$ 33,900
Furniture and other equipment
Property and equipment
Estimated Useful Lives, minimum (in years)	3
Estimated Useful Lives, maximum (in years)	10

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 M arrangement year reportingunit	Dec. 31, 2010	Dec. 31, 2009	Oct. 02, 2011
Goodwill and Indefinite-Lived Intangible Assets
Number of reporting units with goodwill	7
Minimum percentage by which fair value exceeded carrying value				20.00%
Advertising Costs (excluding Amortization of Non-Cash Marketing)
Advertising expense	$ 497,200,000	$ 371,200,000	$ 347,800,000
Capitalized access fees, estimated useful lives	18
Income Taxes
Tax Benefits Recognition Basis for Uncertain Tax Position Likelihood Realization Greater Than Percentage	50.00%
Foreign Currency Translation and Transaction Gains and Losses
Translation gains (losses) relating to liquidated foreign entities which are reclassified out of accumulated other comprehensive income into earnings	9,200,000
Redeemable Noncontrolling Interests
Number of years in which put and call arrangements become exercisable	5
Number of put and call arrangements that became exercisable	1
Adjustment to increase (reduce) redeemable noncontrolling interests to fair value	$ 4,273,000	$ (2,059,000)	$ 1,033,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from major customers
Accounts receivable	$ 177,030,000	$ 119,581,000
Google Inc.
Revenue from major customers
Revenue earned	970,400,000	727,900,000	561,900,000
Accounts receivable	$ 105,700,000	$ 70,500,000

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other current assets
Deferred income taxes	$ 41,045	$ 34,921
Prepaid expenses	19,769	14,560
Capitalized downloadable search toolbar costs, net	17,704	15,804
Income taxes receivable	7,728	19,831
Other	26,009	33,192
Other current assets	112,255	118,308
Property and equipment
Property and equipment, gross	477,669	467,374
Less: accumulated depreciation and amortization	(218,081)	(199,446)
Property and equipment, net	259,588	267,928
Other non-current assets
Income taxes receivable	58,870	56,675
Other	21,891	25,233
Other non-current assets	80,761	81,908
Accrued expenses and other current liabilities
Accrued employee compensation and benefits	83,692	56,878
Accrued revenue share expense	80,434	58,097
Accrued advertising expense	68,782	43,418
Other	110,582	63,930
Accrued expenses and other current liabilities	343,490	222,323
Buildings and leasehold improvements
Property and equipment
Property and equipment, gross	235,737	234,328
Computer equipment and capitalized software
Property and equipment
Property and equipment, gross	186,016	183,055
Furniture and other equipment
Property and equipment
Property and equipment, gross	43,156	41,930
Projects in progress
Property and equipment
Property and equipment, gross	7,643	2,944
Land
Property and equipment
Property and equipment, gross	$ 5,117	$ 5,117

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable noncontrolling interests
Balance at the beginning of the period				$ 59,869				$ 28,180	$ 59,869	$ 28,180	$ 22,771
Purchase of noncontrolling interests									(5,779)		(216)
Distribution to owners of noncontrolling interests									(1,755)
Contribution from owners of noncontrolling interests									199	79	1,750
Net loss attributable to noncontrolling interests									(239)	(5,007)	(1,090)
Change in fair value of redeemable noncontrolling interests									4,273	(2,059)	1,033
Change in foreign currency translation adjustment									(2,968)	(267)	371
Other									(1,990)	(390)
Balance at the end of the period	50,349				59,869				50,349	59,869	28,180
Accumulated other comprehensive (loss) income
Foreign currency translation adjustment, net of tax	(25,174)				16,027				(25,174)	16,027
Unrealized gains on available-for-sale securities, net of tax	12,731				1,519				12,731	1,519
Accumulated other comprehensive (loss) income	(12,443)				17,546				(12,443)	17,546
Revenue
Service revenue									1,932,289	1,522,217	1,240,787
Product revenue									127,155	114,598	105,908
Revenue	596,943	516,884	485,404	460,213	451,427	412,966	394,244	378,178	2,059,444	1,636,815	1,346,695
Cost of revenue
Cost of service revenue									666,424	508,640	352,824
Cost of product revenue									94,820	85,176	77,025
Cost of revenue	218,412	188,642	181,472	172,718	174,096	147,933	140,638	131,149	761,244	593,816	429,849
Meetic
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions									36,656
Revenue
Revenue									46,100
Other acquisitions
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions										3,333	3,561
Latin American venture
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions										20,250
Noncontrolling interests created by a decrease in the ownership of a subsidiary contributed to a consolidated Latin American venture										15,750
Latin American venture | Meetic
Redeemable noncontrolling interests
Noncontrolling interests related to acquisitions									$ (37,917)

CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other income (expense), net
Interest income	$ 5,205	$ 6,517	$ 10,218
Interest expense	(5,430)	(5,404)	(5,823)
Non-income tax refunds related to Match Europe	4,630
Foreign currency exchange gains, net	3,660	314	1,228
Gain on sales of investments	1,974	3,989	28,835
Impairment of long-term investments		(7,844)	(343)
Gain on sale of Match Europe			132,244
Impairment of shares of Arcandor AG ("ARO") stock			(4,593)
Net decrease in the fair value of the derivative asset related to ARO stock			(58,097)
Other	21	995	1,333
Other income (expense), net	$ 10,060	$ (1,433)	$ 105,002

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S.	$ 142,623,000	$ 20,603,000	$ (1,046,009,000)
Foreign	28,899,000	2,083,000	99,010,000
Total	171,522,000	22,686,000	(946,999,000)
Current income tax provision (benefit):
Federal	49,450,000	27,271,000	(23,186,000)
State	(26,510,000)	7,785,000	2,744,000
Foreign	8,496,000	3,097,000	2,209,000
Current income tax provision (benefit)	31,436,000	38,153,000	(18,233,000)
Deferred income tax (benefit) provision:
Federal	(23,293,000)	(7,031,000)	29,287,000
State	639,000	1,646,000	(769,000)
Foreign	(12,829,000)	(689,000)	(811,000)
Deferred income tax (benefit) provision	(35,483,000)	(6,074,000)	27,707,000
Income tax (benefit) provision	(4,047,000)	32,079,000	9,474,000
Excess tax deductions attributable to stock-based compensation	18,000,000	5,200,000	800,000
Excess tax deductions attributable to settlements of vested stock-based awards denominated in subsidiaries' equity	4,100,000	4,800,000	4,300,000
Deferred tax assets:
Accrued expenses	25,130,000	18,361,000
Net operating loss carryforwards	31,000,000	35,298,000
Tax credit carryforwards	10,518,000	12,765,000
Stock-based compensation	84,543,000	68,633,000
Income tax reserves, including related interest	57,016,000	64,191,000
Intangible and other assets		10,339,000
Equity method investments	12,850,000
Other	22,490,000	32,103,000
Total deferred tax assets	243,547,000	241,690,000
Less valuation allowance	(45,084,000)	(40,266,000)
Net deferred tax assets	198,463,000	201,424,000
Deferred tax liabilities:
Property and equipment	(16,264,000)	(16,648,000)
Investment in subsidiaries	(374,282,000)	(378,704,000)
Intangible and other assets	(56,597,000)
Equity method investments		(32,601,000)
Other	(11,437,000)	(8,124,000)
Total deferred tax liabilities	(458,580,000)	(436,077,000)
Net deferred tax liability	(260,117,000)	(234,653,000)
Classification of deferred tax assets and liabilities
Current deferred tax asset	41,045,000	34,921,000
Non-current deferred tax asset	1,400,000	900,000
Current deferred tax liability	$ 400,000

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Net operating loss carryforwards and tax credits
Tax benefits related to NOLs	$ 2.7
Tax benefits of acquired attributes which were recorded as a reduction of goodwill	1.1
Tax credit carryforwards	12.1
Tax credit carryforwards that can be carried forward indefinitely	5.9
Tax credit carryforwards expiring within ten years	6.2
Federal
Net operating loss carryforwards and tax credits
Loss carryforwards	35.1
Capital Loss Carryforwards	3.1
State
Net operating loss carryforwards and tax credits
Loss carryforwards	115.6
Capital Loss Carryforwards	267.4
Tax credit carryforwards	1
State | Research
Net operating loss carryforwards and tax credits
Tax credit carryforwards	4.9
Foreign
Net operating loss carryforwards and tax credits
Loss carryforwards	48.2
Net operating losses carryforwards that can be carried forward indefinitely	42.1
Net operating losses carryforwards expiring within twenty years	6.1
Tax credit carryforwards	$ 6.2

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES
Increase in valuation allowance	$ 4,800,000
Change in judgement on the realizability of deferred tax assets	1,800,000
Valuation allowance related to portion of tax loss carryforwards and other items	45,100,000
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
Income tax provision (benefit) at the federal statutory rate of 35%	60,033,000	7,940,000	(331,450,000)
Release of deferred tax liability associated with investment in Meetic	(43,696,000)
Change in tax reserves, net	(15,493,000)	8,696,000	14,558,000
Foreign income taxed at a different statutory tax rate	(11,774,000)	(4,957,000)	(182,000)
Net adjustment related to the reconciliation of income tax provision (benefit) accruals to tax returns	(7,298,000)	(38,000)	(370,000)
Federal valuation allowance on equity method investments	4,595,000	2,420,000	1,947,000
State income taxes, net of effect of federal tax benefit	5,592,000	5,310,000	1,916,000
Foreign tax credits	(1,076,000)	(5,255,000)	(5,200,000)
Non-deductible impairments of goodwill and intangible assets		13,661,000	315,886,000
Non-deductible goodwill associated with the sale of Match Europe			9,175,000
Other, net	5,070,000	4,302,000	3,194,000
Income tax (benefit) provision	(4,047,000)	32,079,000	9,474,000
Undistributed earnings indefinitely reinvested outside United States	353,200,000
Deferred tax liabilities related to non-indefinitely reinvested earnings	92,700,000
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at the beginning of the period	389,909,000	394,294,000	372,633,000
Additions based on tax positions related to the current year	1,749,000	3,060,000	2,333,000
Additions for tax positions of prior years	9,560,000	9,897,000	35,432,000
Reductions for tax positions of prior years	(26,595,000)	(13,164,000)	(14,991,000)
Settlements	(16,810,000)	(1,025,000)	(1,113,000)
Expiration of applicable statute of limitations	(6,252,000)	(3,153,000)
Balance at the end of the period	351,561,000	389,909,000	394,294,000
Total unrecognized tax benefits including interest	462,800,000	487,600,000
Portion of unrecognized tax benefits related to deferred tax assets included in other non-current assets	12,300,000
Portion of unrecognized tax benefits included in non-current income taxes payable	450,500,000
Unrecognized tax benefits decreased due to a net decrease in deductible temporary differences	38,300,000
Unrecognized tax benefits, tax positions for which the ultimate deductibility is highly certain but timing is uncertain	88,500,000
Unrecognized tax benefit, if recognized would reduce income tax expense for continuing operations	89,500,000
Unrecognized tax benefit, if recognized would reduce income tax expense for discontinued operations	213,600,000
Unrecognized tax benefit, if recognized would reduce income tax expense from continuing operations		103,100,000
Unrecognized tax benefit, if recognized would reduce income tax expense from discontinued operations		206,900,000
Income tax provision for continuing operations upon the subsequent recognition of unrecognized tax benefits	5,100,000
Interest expense related to unrecognized tax benefits from continuing operations	1,400,000	9,100,000	8,300,000
Deferred taxes related to interest on unrecognized tax benefits from continuing operations	900,000	5,800,000	5,500,000
Interest expense related to unrecognized tax benefits from discontinued operations	6,700,000	7,000,000	3,700,000
Deferred taxes related to interest on unrecognized tax benefits from discontinued operations	4,200,000	4,400,000	2,500,000
Accrued interest on unrecognized tax benefits	111,200,000	97,700,000
Penalties related to unrecognized tax benefits from continuing operations			3,100,000
Penalties related to unrecognized tax benefits from discontinued operations			1,300,000
Accrued penalties on unrecognized tax benefits	2,500,000	5,000,000
Reasonably possible decrease in unrecognized tax benefits within next twelve months	60,300,000
Reasonably possible decrease in income tax provision within next twelve months	13,100,000
Increase (Decrease) in penalties on unrecognized tax benefits	$ 2,500,000

BUSINESS COMBINATIONS (Details) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended										3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended			3 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) year	Dec. 31, 2010 USD ($) year	Dec. 31, 2009 USD ($)	Jun. 05, 2009	Dec. 31, 2011 Customer lists year	Dec. 31, 2010 Customer lists year	Dec. 31, 2011 Technology year	Dec. 31, 2010 Technology year	Dec. 31, 2011 Match USD ($)	Dec. 31, 2010 Match USD ($)	Dec. 31, 2009 Match USD ($)	Dec. 31, 2011 Meetic USD ($)	Dec. 31, 2010 Meetic USD ($)	Sep. 30, 2011 Meetic	Sep. 30, 2011 Meetic Match USD ($)	Sep. 30, 2011 Meetic Match EUR (€)	Dec. 31, 2011 Meetic Match	Sep. 02, 2011 Meetic Match USD ($)	Dec. 31, 2009 Meetic Match	Sep. 30, 2011 Meetic Match Customer lists year	Sep. 02, 2011 Meetic Match Customer lists USD ($)	Sep. 30, 2011 Meetic Match Technology year	Sep. 02, 2011 Meetic Match Technology USD ($)	Sep. 02, 2011 Meetic Match Trade names USD ($)	Jun. 30, 2011 OkCupid Match USD ($)	Dec. 31, 2011 OkCupid Match USD ($)	Jan. 20, 2011 OkCupid Match USD ($)
Business Combination
Ownership interest acquired (as a percent)												27.00%										54.00%					27.00%
Shares acquired																										12.5
Voting interest after acquisition of additional shares (as a percent)																										79.00%
Consideration for shares acquired pursuant to tender offer																										$ 272,032,000
Ownership interest after acquisition of additional shares (as a percent)																							81.00%	81.00%	81.00%
Revenue	596,943,000	516,884,000	485,404,000	460,213,000	451,427,000	412,966,000	394,244,000	378,178,000	2,059,444,000	1,636,815,000	1,346,695,000						518,027,000	400,723,000	342,598,000	46,100,000
Deferred revenue	126,297,000				78,175,000				126,297,000	78,175,000										32,600,000
Net loss	(46,164,000)	(64,051,000)	(43,142,000)	(18,220,000)	(83,196,000)	(17,645,000)	(12,835,000)	19,324,000	(171,577,000)	(94,352,000)	979,912,000									8,600,000
Equity in losses of unconsolidated affiliates, loss on adjustment to acquisition-date fair value																							11,700,000
Currency translation adjustments reclassified out of accumulated other comprehensive income to earnings																							3,200,000
Percentage of interest of noncontrolling interest																										19.00%
Tender offer price (in euros per share)																								€ 15
Fair value at date of acquisition
Shares acquired pursuant to tender offer																										272,032,000
Fair value of Equity method investment in Meetic																										132,652,000
Noncontrolling interests, including the fair value of unvested stock awards attributable to pre-acquisition services																										101,487,000
Total fair value at date of acquisition																										506,171,000
Allocation of the purchase price
Cash and cash equivalents																										74,562,000
Other current assets																										22,356,000
Property and equipment																										9,269,000
Goodwill																										313,314,000
Intangible assets																										162,493,000
Other assets																										40,800,000
Total assets																										622,794,000
Current liabilities																										(49,382,000)
Current deferred tax liability																										(12,289,000)
Other liabilities																										(2,575,000)
Non-current deferred tax liabilities																										(52,377,000)
Net assets																										506,171,000
Intangible assets with indefinite lives, net																																129,438,000
Intangible assets with definite lives, net																													18,138,000		14,917,000
Weighted-Average Amortization Life (in years)									2.6	4.1			1	1.3	2.2	3												1		2
Pro forma financial information
Write-off of deferred revenue																					31,000,000
Amortization of intangible assets																				7,200,000	23,400,000
Revenue																				2,263,986,000	1,853,199,000
Net earnings attributable to IAC shareholders																				213,350,000	94,457,000
Basic earnings (loss) per share attributable to IAC shareholders (in dollars per share)																				$ 2.46	$ 0.89
Diluted earnings (loss) per share attributable to IAC shareholders (in dollars per share)																				$ 2.26	$ 0.89
Acquisition information
Purchase consideration paid in cash																																			50,000,000
Payment to former owners																																	30,000,000
Potential additional payment to the former owner																																	10,000,000		40,000,000
Fair value of contingent consideration arrangement																																		$ 10,000,000

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended			12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2010 Other	Dec. 31, 2011 Other	Dec. 31, 2009 Other	Dec. 31, 2010 Shoebuy	Dec. 31, 2011 Shoebuy	Dec. 31, 2009 Shoebuy	Dec. 31, 2009 Search & Applications	Dec. 31, 2011 Search & Applications	Dec. 31, 2010 Search & Applications	Dec. 31, 2010 IAC Search & Media	Dec. 31, 2009 IAC Search & Media	Dec. 31, 2011 IAC Search & Media
Goodwill and intangible assets
Impairment charges on goodwill	$ 28,032,000	$ 916,868,000						$ 28,032,000			$ 28,032,000			$ 916,868,000				$ 916,900,000
Impairment charges on indefinite-lived intangible assets											4,500,000						11,000,000	104,100,000
Impairment charges on finite-lived intangible assets																		24,200,000
Discount rates used for impairment assessment of goodwill (as a percent)				20.00%	20.00%	13.00%	13.00%
Discount rates used for impairment assessment of indefinite-lived intangible assets (as a percent)				20.00%	20.00%	13.00%	13.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)				9.00%	10.00%	1.00%	1.00%
Balance of goodwill and intangible assets, net
Goodwill	989,493,000	967,735,000	1,358,524,000					21,712,000	21,719,000	49,774,000	21,712,000	21,719,000	49,744,000	527,604,000	526,444,000	526,681,000	526,681,000	527,604,000	526,444,000
Intangible assets with indefinite lives	237,021,000		351,488,000					11,180,000	11,180,000						163,604,000	163,604,000
Intangible assets with definite lives, net	8,023,000		26,619,000					1,838,000	3,819,000						6,000	1,181,000
Total goodwill and intangible assets, net	$ 1,234,537,000		$ 1,736,631,000

GOODWILL AND INTANGIBLE ASSETS (Details2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	$ 989,493,000	$ 967,735,000
Additions	397,423,000	44,698,000
(Deductions)	(409,000)	(923,000)
Impairment		(28,032,000)	(916,868,000)
Foreign Exchange Translation	(27,983,000)	6,015,000
Balance at the end of the period	1,358,524,000	989,493,000	967,735,000
Search & Applications
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	526,681,000	527,604,000
(Deductions)	(237,000)	(923,000)
Impairment			(916,868,000)
Balance at the end of the period	526,444,000	526,681,000	527,604,000
IAC Search & Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	526,681,000	527,604,000
(Deductions)	(237,000)	(923,000)
Impairment			(916,900,000)
Balance at the end of the period	526,444,000	526,681,000	527,604,000
Goodwill accumulated impairment losses	916,900,000	916,900,000	916,900,000
Match
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	297,974,000	253,812,000
Additions	397,115,000	37,375,000
Foreign Exchange Translation	(28,016,000)	6,787,000
Balance at the end of the period	667,073,000	297,974,000
Local
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	127,367,000	128,139,000
Additions	301,000
(Deductions)	(3,000)
Foreign Exchange Translation	33,000	(772,000)
Balance at the end of the period	127,698,000	127,367,000
HomeAdvisor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	109,917,000	110,689,000
(Deductions)	(3,000)
Foreign Exchange Translation	33,000	(772,000)
Balance at the end of the period	109,947,000	109,917,000
CityGrid Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	17,450,000
Additions	301,000
Balance at the end of the period	17,751,000		17,450,000
Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	15,759,000	8,436,000
Additions		7,323,000
(Deductions)	(169,000)
Balance at the end of the period	15,590,000	15,759,000
Connected Ventures
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	8,436,000
(Deductions)	(169,000)
Balance at the end of the period	8,267,000		8,436,000
Goodwill accumulated impairment losses	11,600,000	11,600,000	11,600,000
DailyBurn
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Additions		7,323,000
Balance at the end of the period	7,323,000	7,323,000
Other
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,712,000	49,774,000
Additions	7,000
Impairment		(28,032,000)
Balance at the end of the period	21,719,000	21,712,000
Shoebuy
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,712,000	49,744,000
Additions	7,000
Impairment		(28,032,000)
Balance at the end of the period	21,719,000	21,712,000
Goodwill accumulated impairment losses	$ 28,000,000	$ 28,000,000

GOODWILL AND INTANGIBLE ASSETS (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year
Intangible assets with definite lives
Cost	$ 49,204	$ 24,605
Accumulated Amortization	(22,585)	(16,582)
Net	26,619	8,023
Weighted-Average Amortization Life (in years)	2.6	4.1
Future amortization expense of intangible assets with definite-lives
2012	18,712
2013	6,176
2014	669
2015	607
2016	455
Total	26,619
Customer lists
Intangible assets with definite lives
Cost	18,050	5,534
Accumulated Amortization	(8,837)	(5,298)
Net	9,213	236
Weighted-Average Amortization Life (in years)	1	1.3
Technology
Intangible assets with definite lives
Cost	16,145	3,100
Accumulated Amortization	(3,858)	(1,817)
Net	12,287	1,283
Weighted-Average Amortization Life (in years)	2.2	3
Supplier agreements
Intangible assets with definite lives
Cost	8,946	7,100
Accumulated Amortization	(5,298)	(4,668)
Net	3,648	2,432
Weighted-Average Amortization Life (in years)	6.4	6.7
Other
Intangible assets with definite lives
Cost	6,063	8,871
Accumulated Amortization	(4,592)	(4,799)
Net	$ 1,471	$ 4,072
Weighted-Average Amortization Life (in years)	3.4	4.2

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale marketable securities
Amortized Cost	$ 165,035	$ 560,661
Gross Unrealized Gains	697	3,582
Gross Unrealized Losses	(37)	(246)
Estimated Fair Value	165,695	563,997
Contractual maturities of debt securities classified as available-for-sale
Due in one year or less, Amortized Cost	68,375
Due after one year through five years, Amortized Cost	92,004
Total, Amortized Cost	160,379
Due in one year or less, Estimated Fair Value	68,545
Due after one year through five years, Estimated Fair Value	92,483
Total, Estimated Fair Value	161,028
Total debt securities
Available-for-sale marketable securities
Amortized Cost	160,379	547,765
Gross Unrealized Gains	686	1,164
Gross Unrealized Losses	(37)	(246)
Estimated Fair Value	161,028	548,683
Corporate debt securities
Available-for-sale marketable securities
Amortized Cost	48,621	237,406
Gross Unrealized Gains	99	773
Gross Unrealized Losses	(15)	(16)
Estimated Fair Value	48,705	238,163
States of the U.S. and state political subdivisions
Available-for-sale marketable securities
Amortized Cost	111,758	110,478
Gross Unrealized Gains	587	373
Gross Unrealized Losses	(22)	(230)
Estimated Fair Value	112,323	110,621
U.S. Treasury securities
Available-for-sale marketable securities
Amortized Cost		199,881
Gross Unrealized Gains		18
Estimated Fair Value		199,899
Marketable equity security
Available-for-sale marketable securities
Amortized Cost	4,656	12,896
Gross Unrealized Gains	11	2,418
Estimated Fair Value	$ 4,667	$ 15,314

MARKETABLE SECURITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 investment	Dec. 31, 2010	Dec. 31, 2009
Continuous unrealized loss position
Fair Value	$ 24,631,000	$ 73,723,000
Gross Unrealized Losses	(37,000)	(246,000)
Proceeds from maturities and sales of available-for-sale marketable securities and related gross realized gains and losses
Proceeds from maturities and sales of available-for-sale marketable securities	600,149,000	768,650,000	293,629,000
Gross realized gains	2,482,000	4,802,000	42,372,000
Gross realized losses	(41,000)	(19,000)	(12,414,000)
Net unrealized gains, net of tax, reclassified from other comprehensive income into earnings	2,800,000	3,200,000	700,000
Number of investments in continuous unrealized loss position for less than 12 months	12
Corporate debt securities
Continuous unrealized loss position
Fair Value	12,920,000	34,552,000
Gross Unrealized Losses	(15,000)	(16,000)
States of the U.S. and state political subdivisions
Continuous unrealized loss position
Fair Value	11,711,000	39,171,000
Gross Unrealized Losses	$ (22,000)	$ (230,000)

MARKETABLE SECURITIES (Details 3) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2007 ARO	Dec. 31, 2009 ARO
Investment in ARO
Consideration received as a part of sale of HSE (in shares)				5.5
Shares sold					5.5
Pre tax Loss on sale of shares	$ 41	$ 19	$ 12,414		$ 12,300
Remaining shares held prior to recording other-than-temporary impairment charges					1.1
Impairment of long-term investments		$ 7,844	$ 4,936		$ 4,600

LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of long-term investments
Long-term investments	$ 173,752	$ 200,721
Equity method investments
Components of long-term investments
Long-term investments	10,873	148,607
Cost method investments
Components of long-term investments
Long-term investments	82,318	39,014
Auction rate securities
Components of long-term investments
Long-term investments	5,870	13,100
Long-term marketable equity securities
Components of long-term investments
Long-term investments	$ 74,691

LONG-TERM INVESTMENTS (Details2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity method investments
Carrying value		$ 2,687,000	$ 148,607,000
Equity method investments, summarized balance sheet data:
Current assets		42,527,000	83,948,000
Non-current assets		45,852,000	388,518,000
Current liabilities		(47,085,000)	(89,505,000)
Non-current liabilities		(11,044,000)	(18,900,000)
Equity method investments, summarized operating data:
Net sales		368,433,000	275,584,000	114,128,000
Gross profit		105,749,000	67,716,000	36,900,000
Net (loss) income		(17,636,000)	14,083,000	(4,966,000)
Other-than-temporary impairment charge to write-down investment	18,300,000
Meetic (Europe)
Equity method investments
Carrying value			130,043,000
The Newsweek/Daily Beast Company (United States)
Equity method investments
Carrying value		(8,186,000)
Percent Ownership of Common Stock		50.00%
Other
Equity method investments
Carrying value		$ 10,873,000	$ 18,564,000

LONG-TERM INVESTMENTS (Details 3) (USD $)	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011 Zhenai	Dec. 31, 2011 Long-term marketable equity securities
Long-term investments
Percentage of ownership interest acquired			20.00%
Other-than-temporary impairment charge to write-down investment	$ 7,800,000
Long-term marketable equity securities
Cost basis				53,100,000
Gross unrealized gains	3,582,000	697,000		29,800,000
Gross Unrealized Losses	$ (246,000)	$ (37,000)		$ (8,200,000)

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Marketable securities:	$ 165,695	$ 563,997
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total Assets	400,672	490,321
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Treasury and government agency money market funds
Assets:
Cash equivalents:	321,314	275,108
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury securities
Assets:
Marketable securities:		199,899
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Marketable equity security
Assets:
Marketable securities:	4,667	15,314
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Long-term marketable equity securities
Assets:
Long-term investments:	74,691
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	403,720	684,017
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Commercial paper
Assets:
Cash equivalents:	237,942	309,183
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets:
Cash equivalents:	4,750	26,050
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Corporate debt securities
Assets:
Marketable securities:	48,705	238,163
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:	112,323	110,621
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total Assets	5,870	13,100
Liabilities:
Contingent consideration arrangement	(10,000)
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Auction rate securities
Assets:
Long-term investments:	5,870	13,100
Fair value on a recurring basis | Total Fair Value Measurements
Assets:
Total Assets	810,262	1,187,438
Liabilities:
Contingent consideration arrangement	(10,000)
Fair value on a recurring basis | Total Fair Value Measurements | Treasury and government agency money market funds
Assets:
Cash equivalents:	321,314	275,108
Fair value on a recurring basis | Total Fair Value Measurements | Commercial paper
Assets:
Cash equivalents:	237,942	309,183
Fair value on a recurring basis | Total Fair Value Measurements | Time deposits
Assets:
Cash equivalents:	4,750	26,050
Fair value on a recurring basis | Total Fair Value Measurements | Corporate debt securities
Assets:
Marketable securities:	48,705	238,163
Fair value on a recurring basis | Total Fair Value Measurements | States of the U.S. and state political subdivisions
Assets:
Marketable securities:	112,323	110,621
Fair value on a recurring basis | Total Fair Value Measurements | U.S. Treasury securities
Assets:
Marketable securities:		199,899
Fair value on a recurring basis | Total Fair Value Measurements | Marketable equity security
Assets:
Marketable securities:	4,667	15,314
Fair value on a recurring basis | Total Fair Value Measurements | Auction rate securities
Assets:
Long-term investments:	5,870	13,100
Fair value on a recurring basis | Total Fair Value Measurements | Long-term marketable equity securities
Assets:
Long-term investments:	$ 74,691

FAIR VALUE MEASUREMENTS (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Auction rate securities security	Dec. 31, 2011 Auction rate securities	Dec. 31, 2010 Auction rate securities	Dec. 31, 2011 Contingent Consideration Arrangement	Dec. 31, 2009 Derivative asset - Contingent Value Right
Changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, assets			$ 13,100,000	$ 13,100,000	$ 12,635,000
Total net (losses) gains (realized and unrealized) included in other comprehensive income, assets				(2,230,000)	465,000
Settlements, assets				(5,000,000)
Balance at the end of the period, assets				5,870,000	13,100,000
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Fair value at date of acquisition, liabilities						(40,000,000)
Settlements, liabilities						30,000,000
Balance at the end of the period, liabilities						(10,000,000)
Auction rate securities
Number of auction rate securities redeemed			1
Redeemed at par value			5,000,000
Cost basis				10,000,000	15,000,000
Gross unrealized losses	37,000	246,000		4,100,000	1,900,000
Loss included in earnings							$ 57,200,000

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Marketable securities	$ 165,695	$ 563,997
Carrying Value
Assets:
Cash and cash equivalents	704,153	742,099
Marketable securities	165,695	563,997
Notes receivable	3,424	3,316
Liabilities:
Contingent consideration arrangement	(10,000)
Long-term debt	(95,844)	(95,844)
Carrying Value | Guarantee of debt obligation | Equity method investee
Liabilities:
Guarantee of an equity method investee's debt	(5,000)
Carrying Value | Long-term marketable equity securities
Assets:
Long-term investments	74,691
Carrying Value | Auction rate securities
Assets:
Long-term investments	5,870	13,100
Fair Value
Assets:
Cash and cash equivalents	704,153	742,099
Marketable securities	165,695	563,997
Notes receivable	3,058	2,818
Liabilities:
Contingent consideration arrangement	(10,000)
Long-term debt	(93,339)	(83,363)
Letters of credit and surety bond	(312)	(362)
Fair Value | Guarantee of debt obligation | Equity method investee
Liabilities:
Guarantee of an equity method investee's debt	(5,000)
Fair Value | Long-term marketable equity securities
Assets:
Long-term investments	74,691
Fair Value | Auction rate securities
Assets:
Long-term investments	$ 5,870	$ 13,100

LONG-TERM DEBT (Details) (USD $)	1 Months Ended
	Aug. 31, 2005	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long-term debt		$ 95,844,000	$ 95,844,000
Aggregate contractual maturities of long-term debt
2013		15,844,000
2035		80,000,000
Long-term debt		95,844,000	95,844,000
7.00% Senior Notes due January 15, 2013; interest payable each January 15 and July 15 which commenced July 15, 2003
Long-term debt
Long-term debt		15,844,000	15,844,000
Debt Instrument, Interest Rate, Stated Percentage		7.00%	7.00%
Aggregate contractual maturities of long-term debt
Long-term debt		15,844,000	15,844,000
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006
Long-term debt
Long-term debt issued, aggregate principal amount	80,000,000
Long-term debt		80,000,000	80,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Aggregate contractual maturities of long-term debt
Long-term debt		$ 80,000,000	$ 80,000,000

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2011 Common stock vote	Sep. 30, 2011 Common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2011 Common stock Chairman of the Board and Senior Executive of the Company	Nov. 30, 2011 Class B convertible common stock	Dec. 31, 2010 Class B convertible common stock	Dec. 31, 2011 Class B convertible common stock vote	Dec. 31, 2010 Class B convertible common stock Celebrate Interactive, Inc.	Sep. 30, 2011 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2010 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2011 Class B convertible common stock Chairman of the Board and Senior Executive of the Company
Shareholders' equity
Votes per share						1					10
Percentage of the total number of directors the holders of common stock are entitled to elect		25.00%
Shares exchanged					4,300,000			1,500,000		8,500,000		8,500,000		4,300,000	1,500,000
Number of shares of common stock exchanged for each share of Class B common stock													1
Maximum number or shares that may be exchanged							1,500,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900		$ 217,921
Outstanding shares					84,078,621	77,126,881				4,289,499	5,789,499				5,800,000
Percentage of the outstanding total voting power of the Company															42.90%
Cash dividends declared, per share				$ 0.12					$ 0.12
Common stock reserved						42,000,000

SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in outstanding warrants
Outstanding at the beginning of the period (in shares)	$ 18,297
Exercised (in shares)	(3,949)	0	(11,600)
Outstanding at the end of the period (in shares)	14,348	18,297
Outstanding at the beginning of the period (in dollars per share)	$ 28.07
Exercised (in dollars per share)	$ 26.9
Outstanding at the end of the period (in dollars per share)	$ 28.4	$ 28.07
Tranche 1
Changes in outstanding warrants
Outstanding at the end of the period (in shares)	9,836
Outstanding at the end of the period (in dollars per share)	$ 26.86
Tranche 2
Changes in outstanding warrants
Outstanding at the end of the period (in shares)	$ 4,512
Outstanding at the end of the period (in dollars per share)	$ 31.75

SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011	Dec. 31, 2010 Common stock	Dec. 31, 2011 Common stock	Jul. 26, 2011 Common stock	Mar. 31, 2011 Common stock	Dec. 31, 2010 Class B convertible common stock
Shareholders' equity
Common stock repurchased (in shares)		13.6	23.1
Aggregate consideration for common stock repurchased		$ 518,637	$ 530,885	$ 554,203
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900		$ 217,921
Shares exchanged						4.3				8.5
Shares received from Liberty in fulfillment of post-closing working capital adjustments					0.1				0.1
Additional shares authorized for repurchase								15
Shares remaining in share repurchase authorization							8.6

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator: Basic
Earnings (loss) from continuing operations	$ 41,798	$ 67,973	$ 45,630	$ 20,168	$ (32,657)	$ 22,440	$ 15,421	$ (14,597)	$ 175,569	$ (9,393)	$ (956,473)
Net loss attributable to noncontrolling interests									2,656	5,007	1,090
Earnings (loss) from continuing operations attributable to IAC shareholders									178,225	(4,386)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	4,366	(3,922)	(2,488)	(1,948)	115,853	(4,795)	(2,586)	(4,727)	(3,992)	103,745	(23,439)
Net earnings (loss) attributable to IAC shareholders	48,766	64,973	42,424	18,070	86,964	17,509	13,591	(18,705)	174,233	99,359	(978,822)
Numerator: Diluted
Earnings (loss) from continuing operations	41,798	67,973	45,630	20,168	(32,657)	22,440	15,421	(14,597)	175,569	(9,393)	(956,473)
Net loss attributable to noncontrolling interests									2,656	5,007	1,090
Earnings (loss) from continuing operations attributable to IAC shareholders									178,225	(4,386)	(955,383)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	4,366	(3,922)	(2,488)	(1,948)	115,853	(4,795)	(2,586)	(4,727)	(3,992)	103,745	(23,439)
Net earnings (loss) attributable to IAC shareholders									$ 174,233	$ 99,359	$ (978,822)
Denominator: Basic
Weighted average basic shares outstanding									86,755	106,274	138,599
Denominator: Diluted
Weighted average basic shares outstanding									86,755	106,274	138,599
Dilutive securities including stock options, warrants and RSUs (in shares)									7,566
Denominator for earnings per share-weighted average shares (in shares)									94,321	106,274	138,599
Earnings per share attributable to IAC shareholders: Basic
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.53	$ 0.81	$ 0.5	$ 0.22	$ (0.3)	$ 0.22	$ 0.15	$ (0.12)	$ 2.05	$ (0.04)	$ (6.89)
Discontinued operations, net of tax (in dollars per share)									$ (0.04)	$ 0.97	$ (0.17)
Earnings (loss) per share (in dollars per share)	$ 0.58	$ 0.77	$ 0.47	$ 0.2	$ (0.9)	$ 0.17	$ 0.12	$ (0.16)	$ 2.01	$ 0.93	$ (7.06)
Earnings (loss) per share attributable to IAC shareholders: Diluted
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ (0.3)	$ 0.21	$ 0.14	$ (0.12)	$ 1.89	$ (0.04)	$ (6.89)
Discontinued operations, net of tax (in dollars per share)									$ (0.04)	$ 0.97	$ (0.17)
Earnings (loss) per share (in dollars per share)	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ (0.9)	$ 0.16	$ 0.12	$ (0.16)	$ 1.85	$ 0.93	$ (7.06)

EARNINGS PER SHARE (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)		36.3	36.2
RSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	1
PSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	3.1	2.9	1.8

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended								1 Months Ended
	Dec. 31, 2011 year plan	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Options year	Dec. 31, 2010 Stock Options year	Dec. 31, 2009 Stock Options year	Dec. 31, 2011 RSUs	Dec. 31, 2011 PSUs	Aug. 31, 2008 2005 Plan Numerator Denominator	Dec. 31, 2011 2005 Plan	Dec. 31, 2011 2008 Plan
Stock-based compensation
Number of active plans	2
Originally authorized amount (in shares)										20,000,000	20,000,000
Reverse stock split, numerator									1
Reverse stock split, denominator									2
Shares available for grant	9,200,000
Stated term (in years)	ten years
Vesting period (in years)				4 years			5 years
Vesting period, low end of range (in years)								two-years
Vesting period, high end of range (in years)								three-years
Tax benefit recognized related to stock-based compensation	$ 32,700,000	$ 32,200,000	$ 26,800,000
Unrecognized compensation cost, net of estimated forfeitures	107,800,000
Weighted average period over which cost is expected to be recognized (in years)	2.1
Shares
Outstanding at the beginning of the year (in shares)				13,418,000
Granted (in shares)				2,563,000	2,400,000	900,000
Exercised (in shares)				(4,733,000)
Forfeited (in shares)				(683,000)
Expired (in shares)				(40,000)
Outstanding at the end of the year (in shares)				10,525,000	13,418,000
Options Exercisable (in shares)				3,871,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)				$ 22.06
Granted (in dollars per share)				$ 32.37
Exercised (in dollars per share)				$ 22.03
Forfeited (in dollars per share)				$ 17.66
Expired (in dollars per share)				$ 19.79
Outstanding at the end of the year (in dollars per share)				$ 24.88	$ 22.06
Options exercisable (in dollars per share)				$ 23.3
Weighted Average Remaining Contractual Term
Outstanding (in years)				7.1
Options exercisable (in years)				5.2
Aggregate Intrinsic Value
Outstanding				186,474,000
Options exercisable				74,704,000
Weighted average assumptions used in Black-Scholes option pricing model
Expected volatility (as a percent)				30.00%	30.00%	59.00%
Risk-free interest rate (as a percent)				2.30%	2.40%	2.10%
Expected term (in years)				6.1	5.6	4.9
Dividend yield				0.00%	0.00%	0.00%
Additional disclosures
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share)				$ 11.08	$ 6.38	$ 8.95
Weighted exercise price value of stock options granted with exercise price greater than market price of common stock (in dollars per share)					$ 32
Weighted average fair value of stock options granted with exercise price greater than market price of common stock (in dollars per share)					$ 11.05
Intrinsic value of stock options exercised				70,600,000	16,400,000	2,800,000
Cash received from stock option exercises				89,800,000	39,100,000	3,800,000
Tax benefit realized from stock option exercises				$ 25,500,000	$ 8,600,000	$ 800,000

STOCK-BASED COMPENSATION (Details 2) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Information about stock options outstanding and exercisable
Options Outstanding (in shares)	10,525
Weighted-Average Remaining Contractual Life (in years)	7.1
Weighted-Average Exercise Price (in dollars per share)	$ 24.88
Options Exercisable (in shares)	3,871
Weighted Average Remaining Contractual Life (in years)	5.2
Weighted-Average Exercise Price (in dollars per share)	$ 23.3
Range of Exercise Prices $0.01 to $10.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 10
Options Outstanding (in shares)	28
Weighted-Average Remaining Contractual Life (in years)	1.4
Weighted-Average Exercise Price (in dollars per share)	$ 4.46
Options Exercisable (in shares)	28
Weighted Average Remaining Contractual Life (in years)	1.4
Weighted-Average Exercise Price (in dollars per share)	$ 4.46
Range of Exercise Prices $10.01 to $20.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20
Options Outstanding (in shares)	3,080
Weighted-Average Remaining Contractual Life (in years)	6.3
Weighted-Average Exercise Price (in dollars per share)	$ 16.54
Options Exercisable (in shares)	1,650
Weighted Average Remaining Contractual Life (in years)	5.7
Weighted-Average Exercise Price (in dollars per share)	$ 16.31
Range of Exercise Prices $20.01 to $30.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30
Options Outstanding (in shares)	3,483
Weighted-Average Remaining Contractual Life (in years)	6.6
Weighted-Average Exercise Price (in dollars per share)	$ 22.02
Options Exercisable (in shares)	1,473
Weighted Average Remaining Contractual Life (in years)	5.6
Weighted-Average Exercise Price (in dollars per share)	$ 22.56
Range of Exercise Prices $30.01 to $40.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40
Options Outstanding (in shares)	3,156
Weighted-Average Remaining Contractual Life (in years)	9.2
Weighted-Average Exercise Price (in dollars per share)	$ 32.2
Options Exercisable (in shares)	19
Weighted Average Remaining Contractual Life (in years)	2.1
Weighted-Average Exercise Price (in dollars per share)	$ 33.79
Range of Exercise Prices $40.01 to $50.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50
Options Outstanding (in shares)	778
Weighted-Average Remaining Contractual Life (in years)	4.1
Weighted-Average Exercise Price (in dollars per share)	$ 41.76
Options Exercisable (in shares)	701
Weighted Average Remaining Contractual Life (in years)	3.4
Weighted-Average Exercise Price (in dollars per share)	$ 41.8

STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional disclosures
Number of Company's shares required to settle interests held by subsidiaries' management	2,200,000	3,000,000
RSUs
Number of shares
Nonvested at the beginning of the period (in shares)	1,568,000
Granted (in shares)	126,000
Vested (in shares)	(1,060,000)
Forfeited (in shares)	(74,000)
Nonvested at the end of the period (in shares)	560,000
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 24.78
Granted (in dollars per share)	$ 35.27
Vested (in dollars per share)	$ 22.79
Forfeited (in dollars per share)	$ 23.91
Nonvested at the end of the period (in dollars per share)	$ 31.06
PSUs
Number of shares
Nonvested at the beginning of the period (in shares)	3,898,000
Granted (in shares)	1,332,000
Forfeited (in shares)	(689,000)
Nonvested at the end of the period (in shares)	4,541,000
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 21.52
Granted (in dollars per share)	$ 32.14
Forfeited (in dollars per share)	$ 22.95
Nonvested at the end of the period (in dollars per share)	$ 24.41
Restricted stock, RSUs and PSUs
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 32.41	$ 23.05	$ 19.95
Additional disclosures
Fair value of shares vested during period	$ 33.2	$ 23.6	$ 5.3

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
Revenue	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 451,427	$ 412,966	$ 394,244	$ 378,178	$ 2,059,444	$ 1,636,815	$ 1,346,695
Operating Income (Loss)	55,455	46,740	58,231	37,336	(21,447)	37,684	24,633	8,925	197,762	49,795	(1,037,987)
Operating Income Before Amortization									308,407	189,579	121,861
Segment Assets	1,673,234				2,094,542				1,673,234	2,094,542
Depreciation									56,719	63,897	61,391
Capital expenditures									39,954	39,829	33,938
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									308,407	189,579	121,861
Non-Cash Compensation Expense									(88,588)	(84,280)	(70,081)
Amortization of Intangibles									(22,057)	(27,472)	(157,031)
Amortization of Non-Cash Marketing											(15,868)
Goodwill Impairment										(28,032)	(916,868)
Operating income (loss)	55,455	46,740	58,231	37,336	(21,447)	37,684	24,633	8,925	197,762	49,795	(1,037,987)
Reconciliation of segment assets to total assets
Segment Assets	1,673,234				2,094,542				1,673,234	2,094,542
Goodwill	1,358,524				989,493				1,358,524	989,493	967,735
Indefinite-Lived Intangible Assets	351,488				237,021				351,488	237,021
Definite-Lived Intangible Assets	26,619				8,023				26,619	8,023
TOTAL ASSETS	3,409,865				3,329,079				3,409,865	3,329,079
Search & Applications
Segment reporting information
Revenue									1,040,507	805,284	649,642
Operating Income (Loss)									204,006	128,356	(967,657)
Operating Income Before Amortization									204,980	140,792	103,856
Segment Assets	246,459				260,288				246,459	260,288
Depreciation									25,484	35,754	31,395
Capital expenditures									8,698	17,169	16,913
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									204,980	140,792	103,856
Non-Cash Compensation Expense									202	(630)	(663)
Amortization of Intangibles									(1,176)	(11,806)	(147,488)
Amortization of Non-Cash Marketing											(6,494)
Goodwill Impairment											(916,868)
Operating income (loss)									204,006	128,356	(967,657)
Reconciliation of segment assets to total assets
Segment Assets	246,459				260,288				246,459	260,288
Goodwill	526,444				526,681				526,444	526,681	527,604
Indefinite-Lived Intangible Assets	163,604				163,604				163,604	163,604
Definite-Lived Intangible Assets	6				1,181				6	1,181
TOTAL ASSETS	936,513				951,754				936,513	951,754
Match
Segment reporting information
Revenue									518,027	400,723	342,598
Operating Income (Loss)									137,555	115,367	84,655
Operating Income Before Amortization									156,274	122,057	94,124
Segment Assets	190,338				196,177				190,338	196,177
Depreciation									10,780	11,042	9,821
Capital expenditures									17,447	10,087	7,814
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									156,274	122,057	94,124
Non-Cash Compensation Expense									(1,642)	153	(154)
Amortization of Intangibles									(17,077)	(6,843)	(4,940)
Amortization of Non-Cash Marketing											(4,375)
Operating income (loss)									137,555	115,367	84,655
Reconciliation of segment assets to total assets
Segment Assets	190,338				196,177				190,338	196,177
Goodwill	667,073				297,974				667,073	297,974	253,812
Indefinite-Lived Intangible Assets	156,699				42,118				156,699	42,118
Definite-Lived Intangible Assets	21,501				979				21,501	979
TOTAL ASSETS	1,035,611				537,248				1,035,611	537,248
Local
Segment reporting information
Revenue									303,418	263,749	230,426
Operating Income (Loss)									25,533	8,405	3,974
Operating Income Before Amortization									28,284	10,671	12,357
Segment Assets	46,581				42,473				46,581	42,473
Depreciation									10,388	7,785	6,259
Capital expenditures									9,299	10,513	7,482
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									28,284	10,671	12,357
Non-Cash Compensation Expense											(150)
Amortization of Intangibles									(2,751)	(2,266)	(3,234)
Amortization of Non-Cash Marketing											(4,999)
Operating income (loss)									25,533	8,405	3,974
Reconciliation of segment assets to total assets
Segment Assets	46,581				42,473				46,581	42,473
Goodwill	127,698				127,367				127,698	127,367	128,139
Indefinite-Lived Intangible Assets	18,205				17,719				18,205	17,719
Definite-Lived Intangible Assets	1,293				4,005				1,293	4,005
TOTAL ASSETS	193,777				191,564				193,777	191,564
Media
Segment reporting information
Revenue									70,164	49,692	14,833
Operating Income (Loss)									(16,275)	(23,385)	(16,061)
Operating Income Before Amortization									(15,845)	(21,849)	(15,518)
Segment Assets	25,429				23,252				25,429	23,252
Depreciation									703	245	169
Capital expenditures									905	474	273
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(15,845)	(21,849)	(15,518)
Non-Cash Compensation Expense									(427)	(458)	(226)
Amortization of Intangibles									(3)	(1,078)	(317)
Operating income (loss)									(16,275)	(23,385)	(16,061)
Reconciliation of segment assets to total assets
Segment Assets	25,429				23,252				25,429	23,252
Goodwill	15,590				15,759				15,590	15,759	8,436
Indefinite-Lived Intangible Assets	1,800				2,400				1,800	2,400
Definite-Lived Intangible Assets					20					20
TOTAL ASSETS	42,819				41,431				42,819	41,431
Other
Segment reporting information
Revenue									128,065	118,749	110,765
Operating Income (Loss)									(3,896)	(31,600)	(9,165)
Operating Income Before Amortization									(2,499)	2,091	(7,493)
Segment Assets	15,910				13,191				15,910	13,191
Depreciation									851	828	2,575
Capital expenditures									970	951	1,221
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(2,499)	2,091	(7,493)
Non-Cash Compensation Expense									(347)	(180)	(620)
Amortization of Intangibles									(1,050)	(5,479)	(1,052)
Goodwill Impairment										(28,032)
Operating income (loss)									(3,896)	(31,600)	(9,165)
Reconciliation of segment assets to total assets
Segment Assets	15,910				13,191				15,910	13,191
Goodwill	21,719				21,712				21,719	21,712	49,774
Indefinite-Lived Intangible Assets	11,180				11,180				11,180	11,180
Definite-Lived Intangible Assets	3,819				1,838				3,819	1,838
TOTAL ASSETS	52,628				47,921				52,628	47,921
Inter-segment elimination
Segment reporting information
Revenue									(737)	(1,382)	(1,569)
Corporate
Segment reporting information
Operating Income (Loss)									(149,161)	(147,348)	(133,733)
Operating Income Before Amortization									(62,787)	(64,183)	(65,465)
Segment Assets	1,148,517				1,559,161				1,148,517	1,559,161
Depreciation									8,513	8,243	11,172
Capital expenditures									2,635	635	235
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(62,787)	(64,183)	(65,465)
Non-Cash Compensation Expense									(86,374)	(83,165)	(68,268)
Operating income (loss)									(149,161)	(147,348)	(133,733)
Reconciliation of segment assets to total assets
Segment Assets	1,148,517				1,559,161				1,148,517	1,559,161
TOTAL ASSETS	$ 1,148,517				$ 1,559,161				$ 1,148,517	$ 1,559,161

SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and long-lived assets by geography
Revenue	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 451,427	$ 412,966	$ 394,244	$ 378,178	$ 2,059,444	$ 1,636,815	$ 1,346,695
Long-lived assets (excluding goodwill and intangible assets)	259,588				267,928				259,588	267,928
United States
Revenue and long-lived assets by geography
Revenue									1,583,322	1,359,655	1,138,820
Long-lived assets (excluding goodwill and intangible assets)	246,550				267,060				246,550	267,060
All other countries
Revenue and long-lived assets by geography
Revenue									476,122	277,160	207,875
Long-lived assets (excluding goodwill and intangible assets)	$ 13,038				$ 868				$ 13,038	$ 868

COMMITMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Future minimum payments under operating lease agreements
2012	$ 22,209,000
2013	19,515,000
2014	15,494,000
2015	13,685,000
2016	13,287,000
Thereafter	196,098,000
Total	280,288,000
Expenses charged to operations under operating lease agreements	$ 31,300,000	$ 31,100,000	$ 26,400,000
Period of most significant operating leases (in years)	77
Percentage of most significant operating leases	66.00%

COMMITMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Amount of Commitment Expiration Per Period
Less Than 1 Year	$ 28,070
1-3 Years	31,697
3-5 Years	4,666
Total Amounts Committed	64,433
Guarantee and letters of credit
Amount of Commitment Expiration Per Period
Less Than 1 Year	8,676
Total Amounts Committed	8,676
Purchase obligations
Amount of Commitment Expiration Per Period
Less Than 1 Year	19,394
1-3 Years	31,697
3-5 Years	4,666
Total Amounts Committed	$ 55,757

CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2011 lawsuit
CONTINGENCIES
Minimum number of lawsuits that could have material impact on the liquidity, results of operations, or financial condition	1

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010
Non-Cash Transactions
Shares of IAC common stock received in Liberty Exchange	0.1
Value of the shares of IAC common stock received in Liberty Exchange	$ 2,900	$ 2,923	$ 364,169

SUPPLEMENTAL CASH FLOW INFORMATION (Details 2) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended				12 Months Ended
	Dec. 31, 2010	Mar. 31, 2010	Jun. 30, 2009	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 10, 2010	Jun. 05, 2009
SUPPLEMENTAL CASH FLOW INFORMATION
Cash payment from Match to Meetic for newly formed venture		$ 3,000,000
Equity interest owned by each party, Match and Meetic, in newly formed venture (as a percent)								50.00%
Value of newly formed venture								72,000,000
Percentage stake in Meetic received from sale of Match Europe									27.00%
Number of shares in Meetic received from sale of Match Europe (in shares)			6.1
Value of shares in Meetic received from sale of Match Europe			154,800,000
Reduction in income tax liability in connection with the spin-off							(4,052,000)
Value of promissory note received from sale of Match Europe			6,200,000
Number of convertible preferred shares in Active received from sale of ReserveAmerica (in shares)				3.5
Value of convertible preferred shares in Active received from sale of ReserveAmerica				33,300,000
Equity method investments
Dividend from equity method investee deemed to be a partial return of investment						11,355,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	217,900,000					217,921,000
Cash paid (received) during the period for:
Interest					5,128,000	5,113,000	5,682,000
Income tax payments					42,094,000	19,311,000	8,397,000
Income tax refunds					(3,609,000)	(72,198,000)	(136,435,000)
Meetic
Equity method investments
Dividend from equity method investee deemed to be a partial return of investment						$ 11,400,000

RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Ownership interest held by each of the Company and Expedia in aircraft (as a percent)	50.00%
Ownership interest held by each of the Company and Expedia in an entity employing aircraft flight crew (as a percent)	50.00%

BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
BENEFIT PLANS
Employee contribution limit per calendar year (as a percent of pre-tax earnings)	50.00%
Employer match of employee contributions of each dollar	$ 0.5
Employer contribution limit per calendar year (as a percent of compensation)	3.00%
Matching contributions for United States 401 (k) defined contribution plan	5,000,000	4,900,000	4,500,000
Matching contributions for international employees defined contribution plan	$ 1,400,000	$ 400,000	$ 500,000

QUARTERLY RESULTS (UNAUDITED) (Details)	3 Months Ended								12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) investment	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($) investment	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 05, 2009	Dec. 31, 2010 Instant Action USD ($)	Dec. 31, 2011 Search & Applications USD ($)	Dec. 31, 2010 Search & Applications USD ($)	Dec. 31, 2009 Search & Applications USD ($)	Dec. 31, 2010 IAC Search & Media USD ($)	Dec. 31, 2011 Match USD ($)	Dec. 31, 2010 Match USD ($)	Dec. 31, 2009 Match USD ($)	Dec. 31, 2011 Other USD ($)	Dec. 31, 2010 Other USD ($)	Dec. 31, 2009 Other USD ($)	Dec. 31, 2010 Shoebuy USD ($)	Sep. 30, 2011 Meetic USD ($)	Sep. 30, 2011 Meetic Match USD ($)	Sep. 30, 2011 Meetic Match EUR (€)
QUARTERLY RESULTS (UNAUDITED)
Revenue	$ 596,943,000	$ 516,884,000	$ 485,404,000	$ 460,213,000	$ 451,427,000	$ 412,966,000	$ 394,244,000	$ 378,178,000	$ 2,059,444,000	$ 1,636,815,000	$ 1,346,695,000			$ 1,040,507,000	$ 805,284,000	$ 649,642,000		$ 518,027,000	$ 400,723,000	$ 342,598,000	$ 128,065,000	$ 118,749,000	$ 110,765,000
Cost of revenue	218,412,000	188,642,000	181,472,000	172,718,000	174,096,000	147,933,000	140,638,000	131,149,000	761,244,000	593,816,000	429,849,000
Operating income (loss)	55,455,000	46,740,000	58,231,000	37,336,000	(21,447,000)	37,684,000	24,633,000	8,925,000	197,762,000	49,795,000	(1,037,987,000)			204,006,000	128,356,000	(967,657,000)		137,555,000	115,367,000	84,655,000	(3,896,000)	(31,600,000)	(9,165,000)
Earnings (loss) from continuing operations	41,798,000	67,973,000	45,630,000	20,168,000	(32,657,000)	22,440,000	15,421,000	(14,597,000)	175,569,000	(9,393,000)	(956,473,000)
(Loss) earnings from discontinued operations, net of tax	4,366,000	(3,922,000)	(2,488,000)	(1,948,000)	115,853,000	(4,795,000)	(2,586,000)	(4,727,000)	(3,992,000)	103,745,000	(23,439,000)
Net earnings (loss)	46,164,000	64,051,000	43,142,000	18,220,000	83,196,000	17,645,000	12,835,000	(19,324,000)	171,577,000	94,352,000	(979,912,000)
Net earnings (loss) attributable to IAC shareholders	48,766,000	64,973,000	42,424,000	18,070,000	86,964,000	17,509,000	13,591,000	(18,705,000)	174,233,000	99,359,000	(978,822,000)
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 0.53	$ 0.81	$ 0.5	$ 0.22	$ (0.3)	$ 0.22	$ 0.15	$ (0.12)	$ 2.05	$ (0.04)	$ (6.89)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ (0.3)	$ 0.21	$ 0.14	$ (0.12)	$ 1.89	$ (0.04)	$ (6.89)
Basic earnings (loss) per share (in dollars per share)	$ 0.58	$ 0.77	$ 0.47	$ 0.2	$ (0.9)	$ 0.17	$ 0.12	$ (0.16)	$ 2.01	$ 0.93	$ (7.06)
Diluted earnings (loss) per share (in dollars per share)	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ (0.9)	$ 0.16	$ 0.12	$ (0.16)	$ 1.85	$ 0.93	$ (7.06)
Quarterly results
After-tax impairment charge, write-down of investment								18,300,000																		11,700,000
Ownership interest acquired (as a percent)												27.00%														27.00%	27.00%
Tender offer price (in euros per share)																											€ 15
Release of deferred tax liability associated with investment in Meetic									(43,696,000)																43,600,000
Number of equity method investments for which impairment has been recorded								1
After-tax impairment charge																								30,800,000
After-tax impairment charges, write-down of an indefinite-lived intangible asset																	11,000,000
After-tax impairment charge related to write-down of one of the cost method investments					4,600,000
Number of cost method investments for which impairment has been recorded					1
Gain on Liberty Exchange					140,800,000					140,768,000
After-tax impairment charge, write-down of goodwill													$ 31,600,000

SUBSEQUENT EVENTS (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 01, 2012 Dividend declared	Jan. 27, 2012 Common stock repurchased
Subsequent events
Quarterly cash dividend (in dollars per share)				$ 0.12
Amount of quarterly cash dividend				$ 10,400,000
Number of shares repurchased	13.6	23.1			1.8
Aggregate consideration for shares repurchased	$ 518,637,000	$ 530,885,000	$ 554,203,000		$ 74,100,000

Schedule II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2010 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2009 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2011 Sales returns accrual	Dec. 31, 2010 Sales returns accrual	Dec. 31, 2009 Sales returns accrual	Dec. 31, 2011 Deferred tax valuation allowance	Dec. 31, 2010 Deferred tax valuation allowance investment	Dec. 31, 2009 Deferred tax valuation allowance	Dec. 31, 2011 Other reserves	Dec. 31, 2010 Other reserves	Dec. 31, 2009 Other reserves	Dec. 31, 2008 Other reserves
Description
Balance at Beginning of Period	$ 8,848	$ 10,515	$ 10,293	$ 913	$ 873	$ 794	$ 40,266	$ 35,331	$ 39,515	$ 2,119	$ 1,555	$ 2,666	$ 3,079
Charges to Earnings	8,898	9,013	10,361	107	40	79	5,732	4,511	(1,728)
Charges to Other Accounts	(329)	81	(520)				(914)	424	(2,456)
Deductions	(10,108)	(10,761)	(9,619)
Balance at End of Period	$ 7,309	$ 8,848	$ 10,515	$ 1,020	$ 913	$ 873	$ 45,084	$ 40,266	$ 35,331	$ 2,119	$ 1,555	$ 2,666	$ 3,079
Number of investments with impairment charge included in deferred tax valuation allowance								1